JPMorgan Core Plus Bond ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 32.5%
Aerospace & Defense — 0.5%
ATI, Inc.
5.88%, 12/1/2027	960,000	961,626
7.25%, 8/15/2030	960,000	996,703
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	510,000	519,831
6.25%, 3/15/2033 (a)	817,000	837,467
BAE Systems plc (United Kingdom) 1.90%, 2/15/2031 (a)	400,000	353,607
Bombardier, Inc. (Canada) 8.75%, 11/15/2030 (a)	2,285,000	2,422,575
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	580,000	561,821
Honeywell Aerospace, Inc.
4.30%, 3/16/2031 (a)	14,725,000	14,506,051
4.95%, 3/16/2036 (a)	21,550,000	21,316,330
5.73%, 3/16/2056 (a)	1,460,000	1,460,567
Howmet Aerospace, Inc. 4.75%, 4/15/2036	4,690,000	4,565,440
ICITII 6.00%, 1/31/2033 ‡ (a)	6,353	3,116
L3Harris Technologies, Inc.
5.25%, 6/1/2031	300,000	306,531
5.60%, 7/31/2053	617,000	605,033
Leidos, Inc. 5.40%, 3/15/2032	3,248,000	3,313,684
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	88,976
4.15%, 6/15/2053	650,000	515,777
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,723,878
1.90%, 9/1/2031	450,000	392,996
5.15%, 2/27/2033	365,000	372,308
4.50%, 6/1/2042	520,000	464,838
3.03%, 3/15/2052	650,000	418,919
5.38%, 2/27/2053	144,000	136,972
6.40%, 3/15/2054	1,935,000	2,114,271
TransDigm, Inc.
6.75%, 8/15/2028 (a)	665,000	673,209
6.38%, 3/1/2029 (a)	3,432,000	3,499,388
6.88%, 12/15/2030 (a)	1,005,000	1,035,974
6.63%, 3/1/2032 (a)	3,265,000	3,358,160
6.25%, 1/31/2034 (a)	507,000	518,916
		68,044,964
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	875,000	889,757
7.50%, 2/15/2033 (a)	3,797,000	3,938,097
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	2,086,000	2,106,428
3.75%, 1/30/2031 (a)	670,000	627,568
5.88%, 12/1/2033 (a)	1,282,000	1,285,588
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	214,000	214,867

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
Clarios Global LP
6.75%, 5/15/2028 (a)	1,215,000	1,237,340
6.75%, 2/15/2030 (a)	2,073,000	2,142,964
6.75%, 9/15/2032 (a)	315,000	322,670
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	4,423,000	4,472,759
Cyprium Corp. 6.13%, 4/15/2031 (a)	903,000	903,311
Dana, Inc. 4.50%, 2/15/2032	442,000	414,324
Forvia SE (France) 6.75%, 9/15/2033 (a)	410,000	412,646
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	150,000	149,456
5.00%, 7/15/2029	2,396,000	2,288,399
5.25%, 7/15/2031	960,000	852,179
Icahn Enterprises LP 5.25%, 5/15/2027	855,000	845,733
IHO Verwaltungs GmbH (Germany)
8.00% (Cash), 11/15/2032 (a) (b)	434,783	453,796
7.37% (Cash), 5/15/2033 (a) (b)	200,000	205,809
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	790,000	809,002
		24,572,693
Automobiles — 0.1%
Ford Motor Co.
9.63%, 4/22/2030	810,000	927,060
4.75%, 1/15/2043	380,000	302,885
General Motors Co. 5.95%, 4/1/2049	25,000	24,052
Hyundai Capital America
1.50%, 6/15/2026 (a)	940,000	938,996
3.00%, 2/10/2027 (a)	200,000	198,078
1.80%, 1/10/2028 (a)	350,000	334,972
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	2,950,000	2,967,753
4.75%, 11/13/2028 (a)	2,664,000	2,662,295
5.35%, 3/27/2030 (a)	7,994,000	8,108,234
		16,464,325
Banks — 6.3%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	200,000	201,038
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	2,900,000	2,917,107
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	200,000	180,684
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	3,200,000	3,335,631
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	4,800,000	4,911,384
Banco Nacional de Comercio Exterior SNC (Mexico)
5.88%, 5/7/2030 (a)	670,000	680,694
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (c)	1,000,000	992,750
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (a) (c)	1,475,000	1,463,937
Banco Santander SA (Spain)
5.59%, 8/8/2028	3,200,000	3,269,676
6.61%, 11/7/2028	600,000	628,150
4.55%, 11/6/2030	1,800,000	1,772,376

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
5.13%, 11/6/2035	4,000,000	3,926,251
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	3,436,000	3,424,979
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,205,000	1,197,955
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (c)	261,000	258,741
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	390,000	392,475
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	454,000	446,926
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,190,000	1,204,925
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	635,000	604,801
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	3,543,000	3,638,258
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (d) (e)	7,363,000	7,609,616
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (d) (e)	5,821,000	5,907,673
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	660,000	589,753
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	7,500,000	6,656,245
(SOFR + 0.87%), 4.46%, 2/6/2032 (c)	17,435,000	17,169,241
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	2,660,000	2,415,718
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	5,013,000	4,550,849
(SOFR + 1.04%), 4.70%, 4/23/2032 (c)	29,440,000	29,261,882
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	20,150,000	17,830,144
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	640,000	570,515
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	4,049,000	3,977,626
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	2,437,000	2,492,037
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	3,700,000	3,716,831
(SOFR + 1.74%), 5.52%, 10/25/2035 (c)	2,155,000	2,171,479
(SOFR + 1.13%), 5.05%, 2/6/2037 (c)	14,170,000	13,968,699
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	5,550,000	5,169,902
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	112,000	98,177
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	1,935,000	1,976,044
Bank of Montreal (Canada)
5.30%, 6/5/2026	300,000	300,038
5.51%, 6/4/2031	550,000	569,644
Bank of Nova Scotia (The) (Canada)
2.15%, 8/1/2031	650,000	575,506
(SOFR + 1.44%), 4.74%, 11/10/2032 (c)	685,000	683,270
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	200,000	198,343
5.79%, 7/13/2028 (a)	1,005,000	1,028,877
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (c)	1,400,000	1,452,071
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	5,540,000	5,560,249
(SOFR + 1.14%), 4.52%, 2/24/2032 (c)	6,650,000	6,510,584
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (c)	1,335,000	1,493,422
(SOFR + 1.51%), 5.21%, 2/24/2037 (c)	7,185,000	6,995,106
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	450,000	434,591
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	1,500,000	1,418,318
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (c)	9,260,000	9,381,499
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	3,825,000	3,902,060

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
BPCE SA (France)
4.75%, 7/19/2027 (a)	450,000	451,936
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	1,480,000	1,491,752
5.13%, 1/18/2028 (a)	5,745,000	5,807,099
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (c)	5,680,000	5,932,744
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (c)	3,830,000	3,941,476
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	1,275,000	1,127,829
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	3,750,000	3,332,825
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	890,000	972,383
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	9,365,000	9,796,144
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	820,000	825,012
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (c)	11,000,000	11,265,285
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (c)	800,000	809,076
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	500,000	516,523
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	965,000	964,828
Citibank NA
5.80%, 9/29/2028	500,000	516,893
4.84%, 8/6/2029	840,000	850,519
Citigroup, Inc.
(SOFR + 0.77%), 1.46%, 6/9/2027 (c)	650,000	649,592
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	1,115,000	1,111,578
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,200,000	1,190,337
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	1,295,000	1,285,502
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (d) (e)	11,135,000	11,370,104
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	645,000	654,315
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (d) (e)	5,520,000	5,572,545
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (c) (d) (e)	1,965,000	1,999,843
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	500,000	491,223
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	20,543,000	20,460,129
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	155,000	153,284
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	620,000	570,337
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	19,823,000	19,612,244
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	13,540,000	12,183,039
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	1,665,000	1,478,611
(SOFR + 1.94%), 3.79%, 3/17/2033 (c)	840,000	791,616
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	2,500,000	2,673,779
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	9,140,000	9,332,641
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	5,450,000	5,491,508
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	13,507,000	13,440,816
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	45,000	32,649
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	890,000	884,102
Credit Agricole SA (France)
5.30%, 7/12/2028 (a)	990,000	1,006,594
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	670,000	670,511
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	3,245,000	3,362,307

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	8,090,000	8,337,543
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	845,000	866,567
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	1,113,000	1,107,250
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (a) (c)	2,500,000	2,518,367
Fifth Third Bancorp (SOFR + 0.95%), 4.57%, 4/29/2032 (c)	2,775,000	2,729,050
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	1,015,000	1,017,862
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	305,000	307,488
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	5,370,000	5,198,405
(SOFR + 0.94%), 4.71%, 5/12/2030 (c)	5,760,000	5,748,019
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	11,750,000	11,512,009
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	17,600,000	17,853,815
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	18,540,000	18,711,913
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	14,075,000	13,903,796
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	1,475,000	1,521,563
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	500,000	452,266
(SOFR + 1.32%), 5.21%, 5/12/2034 (c)	6,260,000	6,249,023
(SOFR + 1.55%), 5.28%, 3/10/2037 (c)	10,085,000	9,978,012
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	1,226,000	1,256,556
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	10,700,000	9,224,408
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	1,425,000	1,431,879
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	3,430,000	3,461,502
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	350,000	352,168
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (c)	1,160,000	1,156,425
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (c)	3,562,000	3,554,150
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	1,060,000	1,055,879
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (c)	200,000	204,861
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	580,000	594,807
(3-MONTH CME TERM SOFR + 1.77%), 2.20%, 7/10/2031 (c)	450,000	406,531
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	270,000	280,651
Morgan Stanley Bank NA (SOFRINDX + 0.97%), 4.79%, 5/10/2030 (c)	7,100,000	7,120,126
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (c)	8,010,000	7,888,202
National Australia Bank Ltd. (Australia) 4.90%, 6/13/2028	250,000	253,080
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	600,000	592,262
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	1,015,000	1,024,154
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	415,000	430,189
NatWest Markets plc (United Kingdom)
5.41%, 5/17/2029 (a)	2,295,000	2,344,893
5.02%, 3/21/2030 (a)	6,660,000	6,725,527
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	405,621

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	596,178
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	50,000	44,626
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	2,015,000	2,010,337
(SOFR + 1.95%), 5.94%, 8/18/2034 (c)	680,000	715,708
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	4,765,000	5,266,049
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	400,000	413,057
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	1,745,000	1,762,079
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (c)	3,700,000	3,636,412
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	8,845,000	8,856,010
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 1.22%), 2.47%, 1/11/2028 (c)	4,200,000	4,146,226
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	5,560,000	5,563,843
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	9,771,000	10,021,681
(SOFR + 1.48%), 2.90%, 3/15/2032 (c)	869,000	789,455
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	410,000	418,696
Societe Generale SA (France)
5.25%, 2/19/2027 (a)	4,650,000	4,679,651
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	200,000	199,896
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	1,200,000	1,186,863
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	1,800,000	1,850,406
3.00%, 1/22/2030 (a)	550,000	514,981
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	2,070,000	2,108,377
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	3,860,000	4,014,606
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (c)	2,078,000	2,154,787
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (c)	19,035,000	18,642,741
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	555,000	560,494
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	1,400,000	1,462,986
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (c)	8,000,000	8,095,280
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 4.53%, 6/5/2032 (a) (c)	5,000,000	4,887,100
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (c)	1,615,000	1,664,387
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (a) (c)	9,265,000	9,236,371
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (a) (c)	1,850,000	1,813,157
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	259,515
5.72%, 9/14/2028	680,000	697,293
5.42%, 7/9/2031	950,000	974,446
5.77%, 1/13/2033	200,000	209,046
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	200,000	201,606
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	990,822
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	202,613
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	1,627,000	1,640,219
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	100,000	102,277
4.99%, 4/5/2029	1,010,000	1,023,704
2.00%, 9/10/2031	385,000	341,013
4.46%, 6/8/2032	120,000	118,211

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
4.87%, 4/22/2033	12,420,000	12,337,005
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	2,300,000	2,300,863
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	2,090,000	2,090,956
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	5,588,000	5,826,191
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	5,758,000	5,933,913
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	1,500,000	1,454,291
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	200,000	199,972
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	3,000,000	3,162,274
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (c)	800,000	788,815
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	370,000	377,464
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	1,145,000	1,162,174
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	1,865,000	1,891,027
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	250,000	258,229
Wells Fargo & Co.
3.00%, 10/23/2026	360,000	358,544
(SOFR + 1.07%), 5.71%, 4/22/2028 (c)	2,110,000	2,134,047
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	1,481,000	1,469,574
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	320,000	320,985
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	8,360,000	8,524,514
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (d) (e)	4,810,000	4,984,786
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	6,840,000	7,102,805
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	25,360,000	25,792,296
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	18,976,000	19,257,969
(SOFR + 0.97%), 4.84%, 5/20/2032 (c)	8,590,000	8,582,884
(SOFR + 1.50%), 3.35%, 3/2/2033 (c)	2,340,000	2,154,644
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	6,914,000	7,112,636
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	1,820,000	1,970,649
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	3,515,000	3,518,766
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	6,330,000	6,494,000
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	15,648,000	15,281,963
		791,850,537
Beverages — 0.0% ^
Constellation Brands, Inc. 4.65%, 11/15/2028	345,000	345,733
Maple Parent Holdings Corp.
5.70%, 3/26/2036 (a)	1,349,000	1,363,309
6.63%, 3/26/2056 (a)	1,448,000	1,508,848
PepsiCo, Inc. 3.60%, 8/13/2042	1,640,000	1,314,054
		4,531,944
Biotechnology — 0.7%
AbbVie, Inc.
4.55%, 3/15/2035	5,000,000	4,857,709
4.75%, 3/15/2036	2,420,000	2,371,761
4.05%, 11/21/2039	9,507,000	8,384,096
4.63%, 10/1/2042	4,000,000	3,608,468

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
4.25%, 11/21/2049	1,647,000	1,348,232
5.55%, 3/15/2056	1,465,000	1,436,884
5.50%, 3/15/2064	5,720,000	5,508,996
Amgen, Inc.
5.25%, 3/2/2030	175,000	178,867
4.85%, 2/19/2036	15,000,000	14,703,597
3.15%, 2/21/2040	977,000	760,972
5.60%, 3/2/2043	7,800,000	7,741,850
4.66%, 6/15/2051	960,000	814,627
4.88%, 3/1/2053	4,933,000	4,297,360
5.65%, 3/2/2053	800,000	777,743
5.75%, 3/2/2063	6,000	5,824
Biogen, Inc.
2.25%, 5/1/2030	3,960,000	3,616,580
5.75%, 5/15/2035	15,000,000	15,624,257
3.25%, 2/15/2051	2,554,000	1,670,245
6.45%, 5/15/2055	8,288,000	8,814,148
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	1,370,000	1,375,449
Gilead Sciences, Inc.
1.65%, 10/1/2030	518,000	459,929
4.15%, 3/1/2047	330,000	269,961
		88,627,555
Broadline Retail — 0.2%
Amazon.com, Inc.
4.88%, 3/13/2036	8,510,000	8,407,652
5.65%, 3/13/2046	2,970,000	2,966,024
5.80%, 3/13/2056	8,901,000	8,909,494
Nordstrom, Inc. 4.38%, 4/1/2030	675,000	645,326
Shutterfly Finance LLC 8.50% (Cash), 10/1/2027 (a) (b)	12,713	12,630
Wayfair LLC
7.25%, 10/31/2029 (a)	2,800,000	2,880,931
7.75%, 9/15/2030 (a)	140,000	145,741
6.75%, 11/15/2032 (a)	315,000	319,983
7.13%, 5/31/2034 (a)	337,000	343,383
		24,631,164
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	6,105,000	5,616,823
6.38%, 3/1/2034 (a)	1,035,000	1,034,117
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	5,695,000	5,822,302
Griffon Corp. 5.75%, 3/1/2028	1,805,000	1,804,590
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	1,955,000	1,951,366
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	2,215,000	2,177,919
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	4,786,000	4,873,411
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	4,440,000	4,680,459
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	1,540,000	1,563,023

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
6.25%, 8/1/2033 (a)	2,319,000	2,322,509
5.88%, 3/15/2034 (a)	501,000	488,477
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	1,040,000	1,034,966
4.38%, 7/15/2030 (a)	5,060,000	4,819,197
		38,189,159
Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	400,000	416,512
(SOFR + 1.42%), 4.29%, 6/13/2033 (c)	180,000	174,628
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,760,000	1,921,411
Charles Schwab Corp. (The)
(SOFR + 1.23%), 4.91%, 11/14/2036 (c)	5,575,000	5,424,383
(SOFR + 1.28%), 5.49%, 5/21/2037 (c)	14,380,000	14,583,560
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	315,000	315,933
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300,000	1,285,202
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	167,000	168,403
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	4,550,000	4,600,915
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	195,000	201,346
5.41%, 5/10/2029	325,000	333,297
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	825,000	864,933
(SOFR + 1.10%), 4.47%, 12/10/2031 (c)	10,775,000	10,601,973
(SOFR + 1.14%), 4.73%, 2/6/2032 (c)	8,900,000	8,762,466
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	3,170,000	2,903,204
(SOFR + 3.65%), 7.08%, 2/10/2034 (c)	3,355,000	3,598,739
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	726,000	724,011
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	117,000	117,000
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	150,000	148,102
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	1,620,000	1,608,758
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	2,205,000	2,173,539
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (c)	1,500,000	1,489,125
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	4,915,000	5,117,868
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (d) (e)	3,341,000	3,426,195
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	2,045,000	2,101,154
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	290,000	292,694
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,620,000	1,617,440
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	12,660,000	12,827,797
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	10,835,000	10,993,663
(SOFR + 1.06%), 4.37%, 10/21/2031 (c)	9,550,000	9,360,467
(SOFR + 0.96%), 4.52%, 1/21/2032 (c)	15,000,000	14,768,484
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	4,335,000	3,904,249
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	4,040,000	4,065,967
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	11,912,000	11,735,884
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	24,920,000	24,203,922
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	7,600,000	7,434,806

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	160,000	120,774
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	18,000	13,803
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	914,000	903,363
3.59%, 7/22/2028 (f)	330,000	326,693
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	260,000	262,308
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	2,440,000	2,482,983
(SOFR + 1.83%), 6.41%, 11/1/2029 (c)	300,000	311,941
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,070,000	2,095,320
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	1,573,000	1,564,131
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	3,510,000	3,542,131
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	13,380,000	13,332,823
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	5,380,000	5,460,531
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	14,905,000	15,125,260
(SOFR + 0.95%), 4.49%, 1/16/2032 (c)	16,180,000	15,921,132
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	3,200,000	2,785,498
(SOFR + 1.20%), 4.71%, 3/12/2032 (c)	18,015,000	17,850,180
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (c)	18,000,000	17,923,477
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	1,265,000	1,140,524
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	2,448,000	2,495,032
(SOFR + 1.58%), 5.83%, 4/19/2035 (c)	7,196,000	7,486,524
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	3,910,000	3,949,163
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	420,000	365,185
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	8,431,000	8,255,911
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	3,596,000	3,720,888
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (c)	2,000,000	2,067,191
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (c)	1,435,000	1,401,680
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	285,000	217,897
S&P Global, Inc.
2.95%, 3/1/2029 (g)	456,000	438,406
3.25%, 12/1/2049	563,000	389,229
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (d) (e)	337,000	346,498
UBS AG (Switzerland) (SOFR + 1.11%), 4.63%, 2/16/2032 (c)	15,000,000	14,944,061
UBS Americas, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	59,222
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	200,000	200,653
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (c)	483,000	491,318
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (c)	2,350,000	2,235,678
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	8,195,000	8,413,505
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	10,000,000	9,766,144
(SOFR + 1.34%), 5.01%, 3/23/2037 (a) (c)	2,520,000	2,456,443
		345,131,530
Chemicals — 0.4%
Avient Corp.
7.13%, 8/1/2030 (a)	1,260,000	1,282,039
6.25%, 11/1/2031 (a)	1,165,000	1,181,854
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	1,995,000	2,077,130

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	1,300,000	1,297,378
3.38%, 2/15/2029 (a)	950,000	906,832
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a)	2,500,000	1,537,500
Celanese US Holdings LLC
7.00%, 2/15/2031	2,904,000	3,009,796
7.38%, 7/15/2032 (g)	300,000	315,294
7.38%, 2/15/2034	6,849,000	7,153,418
Chemours Co. (The)
5.75%, 11/15/2028 (a)	941,000	939,317
7.88%, 3/15/2034 (a)	495,000	502,100
EIDP, Inc. 4.80%, 5/15/2033	320,000	316,008
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	625,000	607,862
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	1,000,000	1,006,169
7.50%, 4/15/2029 (a)	210,000	208,964
LYB International Finance III LLC 5.88%, 1/15/2036	8,546,000	8,665,733
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	1,045,000	1,084,452
9.00%, 2/15/2030 (a)	4,120,000	4,339,036
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	2,658,000	2,847,462
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	2,915,000	2,841,471
4.38%, 2/1/2032	2,740,000	2,548,370
Sherwin-Williams Co. (The) 4.50%, 6/1/2047	15,000	12,619
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	3,467,000	3,427,691
WR Grace Holdings LLC
6.63%, 8/15/2032 (a)	2,670,000	2,649,394
7.00%, 8/1/2033 (a)	281,000	278,744
		51,036,633
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,697,000	1,562,033
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,740,000	2,631,500
4.88%, 7/15/2032 (a)	1,245,000	1,178,902
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	450,000	443,304
Brink's Co. (The) 6.75%, 6/15/2032 (a)	2,175,000	2,228,037
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	1,105,000	1,080,594
4.75%, 6/15/2029 (a)	3,605,000	3,550,087
6.75%, 1/15/2031 (a)	2,763,000	2,852,878
Jonah
12.00%, 6/1/2029 ‡	25,403,884	25,403,884
12.50%, 3/21/2033 ‡	10,000,000	10,000,000
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,415,000	1,397,333

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	2,635,000	2,751,375
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	3,375,000	3,465,477
		58,545,404
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	2,088,000	2,091,238
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	689,097	575,551
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,010,000	992,205
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	2,323,000	2,319,555
Granite Construction, Inc. 6.38%, 6/15/2034 (a) (h)	440,000	449,025
Quanta Services, Inc. 5.25%, 8/9/2034	2,876,000	2,908,394
		9,335,968
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	1,742,000	1,808,537
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,260,000	1,251,200
3.00%, 10/29/2028	4,747,000	4,573,716
3.30%, 1/30/2032	1,990,000	1,820,913
5.00%, 11/15/2035	1,421,000	1,379,560
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	760,000	787,763
Ally Financial, Inc. 6.70%, 2/14/2033	1,200,000	1,239,338
American Express Co.
1.65%, 11/4/2026	480,000	475,386
5.85%, 11/5/2027	270,000	275,961
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	4,142,000	4,194,958
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	1,590,000	1,591,913
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	1,240,000	1,286,030
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (a)	975,000	1,002,085
5.75%, 3/1/2029 (a)	6,680,000	6,823,019
5.75%, 11/15/2029 (a)	9,701,000	9,937,316
5.15%, 1/15/2030 (a)	3,938,000	3,956,587
5.38%, 5/30/2030 (a)	5,000,000	5,054,050
4.90%, 10/10/2030 (a)	10,900,000	10,818,795
4.95%, 10/15/2032 (a)	5,400,000	5,266,404
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (c)	100,000	88,550
Ford Motor Credit Co. LLC
6.80%, 5/12/2028	1,090,000	1,123,773
7.20%, 6/10/2030	550,000	583,117
4.00%, 11/13/2030	1,600,000	1,511,661
5.42%, 4/9/2031	10,555,000	10,521,743
5.75%, 4/6/2033	16,616,000	16,576,821
6.47%, 5/22/2036	12,425,000	12,745,439
General Motors Financial Co., Inc. 5.95%, 4/4/2034	5,570,000	5,783,890
Medallion Financial Corp. Series QIB, 8.25%, 5/1/2031 (a)	13,000,000	12,975,300
OneMain Finance Corp.
3.88%, 9/15/2028	3,230,000	3,124,978

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
6.63%, 5/15/2029	3,260,000	3,310,817
5.38%, 11/15/2029	1,205,000	1,175,679
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (a)	4,295,000	4,305,854
5.80%, 6/15/2031 (a)	2,860,000	2,865,497
		138,428,113
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	1,870,000	1,784,094
4.88%, 2/15/2030 (a)	955,000	930,100
5.50%, 3/31/2031 (a)	1,186,000	1,167,798
5.63%, 3/31/2032 (a)	3,284,000	3,206,236
5.75%, 3/31/2034 (a)	775,000	746,601
Performance Food Group, Inc.
6.13%, 9/15/2032 (a)	1,373,000	1,388,110
5.63%, 3/1/2034 (a)	894,000	873,609
Sysco Corp. 5.10%, 9/23/2030	250,000	253,149
		10,349,697
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	7,210,000	7,301,715
Ardagh Group SA
9.50%, 12/1/2030 (a)	398,000	424,931
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (f)	1,275,000	1,142,410
Ball Corp.
6.00%, 6/15/2029	1,085,000	1,103,084
3.13%, 9/15/2031	685,000	619,623
5.50%, 9/15/2033	1,595,000	1,602,187
Berry Global, Inc. 5.80%, 6/15/2031	15,630,000	16,261,223
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	2,350,000	2,258,825
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	107,358
6.38%, 7/15/2032 (a)	2,000,000	2,016,718
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	1,745,000	1,762,480
Packaging Corp. of America
4.05%, 12/15/2049	285,000	220,466
3.05%, 10/1/2051	85,000	54,824
Sonoco Products Co. 3.13%, 5/1/2030	3,495,000	3,290,316
TriMas Corp. 4.13%, 4/15/2029 (a)	637,000	611,939
		38,778,099
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	1,930,000	1,892,377
3.88%, 11/15/2029 (a)	525,000	499,490
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	3,717,000	3,864,803
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	1,350,000	1,357,239
		7,613,909

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	10,088,955	10,139,399
Diversified Consumer Services — 0.1%
Service Corp. International
5.13%, 6/1/2029	2,420,000	2,417,123
4.00%, 5/15/2031	1,370,000	1,288,032
5.75%, 10/15/2032	1,315,000	1,325,676
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,192,000	2,267,249
		7,298,080
Diversified REITs — 0.0% ^
Simon Property Group LP
2.45%, 9/13/2029	500,000	468,643
3.25%, 9/13/2049	31,000	21,335
WP Carey, Inc.
2.40%, 2/1/2031	700,000	629,088
2.25%, 4/1/2033	145,000	121,444
		1,240,510
Diversified Telecommunication Services — 1.4%
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	1,745,000	1,758,843
AT&T, Inc.
1.65%, 2/1/2028	450,000	430,541
4.90%, 11/1/2035	20,317,000	19,824,870
5.13%, 4/30/2036	9,185,000	9,057,116
5.25%, 10/30/2036	7,075,000	7,004,158
3.50%, 6/1/2041	260,000	202,200
3.65%, 6/1/2051	1,015,000	701,971
3.50%, 9/15/2053	1,990,000	1,315,967
5.70%, 11/1/2054	6,075,000	5,730,292
3.55%, 9/15/2055	15,540,000	10,160,142
6.00%, 4/30/2056	5,000,000	4,902,178
6.05%, 8/15/2056	5,000,000	4,941,054
CCO Holdings LLC
5.38%, 6/1/2029 (a)	1,880,000	1,845,450
4.75%, 3/1/2030 (a)	11,009,000	10,404,476
4.50%, 8/15/2030 (a)	8,274,000	7,700,270
4.25%, 2/1/2031 (a)	9,065,000	8,207,461
4.75%, 2/1/2032 (a)	6,980,000	6,222,646
7.00%, 2/1/2033 (a)	500,000	488,747
4.50%, 6/1/2033 (a)	250,000	213,794
Cipher Compute LLC 7.13%, 11/15/2030 (a)	2,779,000	2,896,972
Comcast Corp.
2.65%, 2/1/2030	2,230,000	2,086,037
4.25%, 10/15/2030	1,344,000	1,327,811
1.95%, 1/15/2031	7,000,000	6,210,208
1.50%, 2/15/2031	450,000	390,604
5.30%, 6/1/2034	540,000	548,761
3.90%, 3/1/2038	515,000	443,074
3.25%, 11/1/2039	813,000	628,958

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.05%, 11/1/2052	500,000	360,324
5.35%, 5/15/2053	7,585,000	6,716,410
2.94%, 11/1/2056	12,319,000	6,908,871
2.99%, 11/1/2063	2,200,000	1,179,358
Edged Compute LLC 7.50%, 4/30/2031 (a)	950,000	952,453
Fibercop SpA (Italy) 7.72%, 6/4/2038 (a)	1,000,000	1,012,256
Flash Compute LLC 7.25%, 12/31/2030 (a)	1,703,000	1,755,679
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	3,810,000	3,924,422
7.00%, 3/31/2034 (a)	1,225,000	1,269,696
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	4,572,000	4,595,509
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	3,018,000	3,022,135
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (a)	13,961,000	13,989,017
Sprint Capital Corp. 6.88%, 11/15/2028	258,000	271,852
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (c)	3,336,000	3,386,264
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (c)	5,008,000	5,072,583
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	580,000	557,524
WULF Compute LLC 7.75%, 10/15/2030 (a)	4,022,000	4,226,157
		174,845,111
Electric Utilities — 2.1%
Alabama Power Co.
3.05%, 3/15/2032	200,000	183,851
5.85%, 11/15/2033	275,000	290,092
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	330,000	332,981
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	295,000	196,790
2.90%, 6/15/2050	550,000	346,093
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,078,000	1,142,680
Comision Federal de Electricidad (Mexico)
6.45%, 1/24/2035 (i)	1,000,000	998,080
6.50%, 1/28/2051 (a)	928,000	901,413
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	36,440
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	771,000	785,207
DTE Electric Co.
5.20%, 3/1/2034	500,000	511,097
Series B, 3.25%, 4/1/2051	2,000,000	1,345,020
Series B, 3.65%, 3/1/2052	50,000	36,311
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	400,000	430,050
Duke Energy Carolinas LLC 3.20%, 8/15/2049	634,000	428,135
Duke Energy Corp. 5.80%, 6/15/2054	550,000	534,891
Duke Energy Florida LLC
5.88%, 11/15/2033	230,000	243,763
6.20%, 11/15/2053	1,740,000	1,840,684
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	85,290
2.75%, 4/1/2050	395,000	242,469

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.40%, 4/1/2053	2,770,000	2,620,297
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	637,764
Duke Energy Progress LLC 5.55%, 3/15/2055	3,232,000	3,142,791
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	133,129
Edison International
5.25%, 11/15/2028	100,000	100,484
5.45%, 6/15/2029	278,000	280,164
6.95%, 11/15/2029	245,000	257,158
Electricite de France SA (France)
6.90%, 5/23/2053 (a)	316,000	341,815
6.13%, 4/22/2056 (a)	5,000,000	4,942,984
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,570,000	1,409,617
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	4,976,000	4,977,130
ENEL Finance International NV (Italy)
5.13%, 6/26/2029 (a)	1,085,000	1,097,868
5.50%, 6/26/2034 (a)	3,260,000	3,309,304
5.00%, 9/30/2035 (a)	6,485,000	6,325,058
5.75%, 9/30/2055 (a)	2,700,000	2,560,279
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,918
2.65%, 6/15/2051	274,000	161,348
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	9,544,000	9,896,947
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	68,610
1.60%, 12/15/2030	500,000	439,271
2.90%, 3/15/2051	823,000	515,374
5.70%, 3/15/2054	1,230,000	1,211,950
Entergy Mississippi LLC
5.00%, 9/1/2033	535,000	536,699
3.50%, 6/1/2051	20,000	13,941
5.85%, 6/1/2054	5,715,000	5,697,348
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	203,750
Entergy Texas, Inc.
1.75%, 3/15/2031	535,000	467,832
3.55%, 9/30/2049	2,000,000	1,419,765
5.55%, 9/15/2054	4,039,000	3,855,341
Evergy Kansas Central, Inc. 4.13%, 3/1/2042	240,000	200,521
Eversource Energy
4.60%, 7/1/2027	31,000	31,059
5.45%, 3/1/2028	100,000	101,426
3.38%, 3/1/2032	365,000	335,969
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,556,319
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (g)	2,330,000	2,315,259
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (a)	965,000	928,662
Florida Power & Light Co.
3.70%, 12/1/2047	60,000	45,246
5.30%, 4/1/2053	390,000	368,186
5.70%, 3/15/2055	2,350,000	2,339,578

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (a)	2,154,000	2,196,477
Georgia Power Co. 5.25%, 3/15/2034	3,515,000	3,583,087
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	434,149
2.95%, 5/14/2030 (a)	3,053,000	2,848,646
5.40%, 6/1/2033 (a)	300,000	304,702
5.65%, 5/9/2034 (a)	7,615,000	7,822,377
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	8,920,000	8,001,327
Kentucky Utilities Co. 5.13%, 11/1/2040	404,000	391,174
MidAmerican Energy Co.
3.65%, 4/15/2029	46,000	45,114
5.85%, 9/15/2054	110,000	111,628
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	426,778
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	240,000	202,485
Monongahela Power Co. 5.85%, 2/15/2034 (a)	210,000	219,855
Nevada Power Co. 6.00%, 3/15/2054	600,000	607,973
NextEra Energy Capital Holdings, Inc.
5.00%, 7/15/2032	60,000	60,538
5.25%, 2/28/2053	80,000	72,627
5.55%, 3/15/2054	5,000,000	4,735,739
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	620,000	646,881
5.90%, 3/15/2055	3,780,000	3,738,450
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	3,443,000	3,524,479
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	3,835,000	3,972,703
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	60,000	58,090
3.38%, 2/15/2029 (a)	1,460,000	1,393,384
5.25%, 6/15/2029 (a)	4,570,000	4,546,824
4.73%, 10/15/2030 (a)	670,000	659,932
6.00%, 2/1/2033 (a)	3,845,000	3,874,074
5.75%, 1/15/2034 (a)	3,707,000	3,666,712
5.88%, 5/15/2034 (a)	870,000	864,530
5.41%, 10/15/2035 (a)	7,539,000	7,402,721
6.00%, 1/15/2036 (a)	1,445,000	1,435,350
6.13%, 5/15/2036 (a)	216,000	215,531
OGE Energy Corp. 5.45%, 5/15/2029	330,000	337,065
Ohio Power Co. Series R, 2.90%, 10/1/2051	225,000	136,914
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	103,217
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	290,000	191,208
4.95%, 9/15/2052	400,000	355,212
Pacific Gas and Electric Co.
5.00%, 6/4/2028	1,559,000	1,569,637
4.65%, 8/1/2028	2,200,000	2,195,456
6.10%, 1/15/2029	605,000	624,280
5.05%, 10/15/2032	4,040,000	4,019,022
6.40%, 6/15/2033	5,860,000	6,236,222
5.70%, 3/1/2035	9,460,000	9,585,821

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
4.20%, 6/1/2041	30,000	24,628
3.75%, 8/15/2042 (g)	3,165,000	2,386,203
5.90%, 10/1/2054	2,000,000	1,892,551
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,100,000	2,185,081
PG&E Corp.
5.00%, 7/1/2028	1,116,000	1,110,535
5.25%, 7/1/2030	910,000	900,338
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	5,980,000	6,089,926
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (c)	822,000	819,082
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	965,000	958,397
Series A-3, 5.54%, 7/15/2047	185,000	181,964
Series A-3, 5.53%, 6/1/2049	1,145,000	1,130,605
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	24,016
Series A-4, 5.21%, 12/1/2047	40,000	37,745
Series A-5, 5.10%, 6/1/2052	70,000	64,164
PPL Electric Utilities Corp.
6.25%, 5/15/2039	382,000	413,311
5.25%, 5/15/2053	70,000	65,523
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	157,331
Series G, 6.63%, 11/15/2037	725,000	779,158
Series K, 3.15%, 8/15/2051	150,000	96,712
Public Service Electric and Gas Co. 4.65%, 3/15/2033	520,000	515,540
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	660,000	683,587
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	43,968	42,748
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	43,967	44,187
Series A2, 5.17%, 5/15/2041	49,000	47,376
Southern California Edison Co.
5.30%, 3/1/2028	719,000	726,597
5.65%, 10/1/2028	600,000	612,862
5.25%, 3/15/2030	7,950,000	8,045,318
Series G, 2.50%, 6/1/2031	775,000	691,559
5.45%, 6/1/2031	530,000	540,915
5.95%, 11/1/2032	2,000,000	2,085,979
5.20%, 6/1/2034	6,190,000	6,119,736
5.45%, 3/1/2035	971,000	970,176
Series C, 4.13%, 3/1/2048	238,000	179,062
Series 20A, 2.95%, 2/1/2051	430,000	258,645
5.70%, 3/1/2053	1,430,000	1,316,604
5.88%, 12/1/2053	1,967,000	1,870,375
5.75%, 4/15/2054	390,000	361,668
Southern Co. (The)
5.50%, 3/15/2029	390,000	400,032
5.20%, 6/15/2033	109,000	110,387

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Southwestern Electric Power Co.
5.30%, 4/1/2033	130,000	131,927
3.25%, 11/1/2051	210,000	137,572
Southwestern Public Service Co. 4.50%, 8/15/2041	74,000	65,370
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	997,000	1,054,328
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	394,841
5.50%, 4/15/2053	54,000	51,546
Union Electric Co.
5.20%, 4/1/2034	400,000	406,845
5.45%, 3/15/2053	555,000	531,382
5.25%, 1/15/2054	1,450,000	1,337,180
5.13%, 3/15/2055	1,365,000	1,242,324
Virginia Electric and Power Co. 5.70%, 8/15/2053	730,000	720,028
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	3,115,000	3,124,099
5.00%, 7/31/2027 (a)	515,000	514,677
4.30%, 10/15/2028 (a)	13,331,000	13,163,830
4.38%, 5/1/2029 (a)	490,000	480,534
4.30%, 7/15/2029 (a)	3,000,000	2,948,732
4.60%, 10/15/2030 (a)	374,000	366,682
4.70%, 1/31/2031 (a)	3,255,000	3,198,258
7.75%, 10/15/2031 (a)	5,430,000	5,691,960
6.00%, 4/15/2034 (a)	5,943,000	6,122,996
5.70%, 12/30/2034 (a)	5,370,000	5,432,426
5.35%, 1/31/2036 (a)	2,285,000	2,234,342
VoltaGrid LLC 7.38%, 11/1/2030 (a)	1,040,000	1,082,962
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	61,479
		264,625,832
Electrical Equipment — 0.2%
Eaton Corp.
4.50%, 3/6/2033	5,000,000	4,915,361
4.15%, 3/15/2033	400,000	388,512
4.80%, 3/6/2036	14,855,000	14,613,753
EnerSys
4.38%, 12/15/2027 (a)	630,000	625,816
6.63%, 1/15/2032 (a)	500,000	514,266
Sensata Technologies BV
4.00%, 4/15/2029 (a)	433,000	422,426
5.88%, 9/1/2030 (a)	655,000	659,136
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	734,000	745,485
		22,884,755
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,845,000	1,826,186
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	3,410,000	3,351,557
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	1,245,000	1,264,682

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	520,000	506,673
3.75%, 2/15/2031 (a)	1,035,000	970,702
6.63%, 7/15/2032 (a)	3,495,000	3,619,670
		11,539,470
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.63%, 9/1/2032 (a)	840,000	859,942
Archrock Services LP 6.00%, 2/1/2034 (a)	1,754,000	1,754,674
Baker Hughes Holdings LLC
2.06%, 12/15/2026	400,000	395,874
5.00%, 6/15/2036	16,550,000	16,300,796
4.08%, 12/15/2047	350,000	280,135
5.85%, 6/15/2056	2,175,000	2,168,255
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	666,000	700,589
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a)	360,000	362,194
6.50%, 10/1/2033 (a)	2,202,000	2,240,951
Noble Finance II LLC 8.00%, 4/15/2030 (a)	1,285,000	1,336,197
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	212,183
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,605,000	1,671,609
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	485,730	534,473
		28,817,872
Entertainment — 0.1%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	865,000	860,471
7.00%, 8/1/2032 (a)	1,190,000	1,231,719
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	1,160,000	1,046,900
5.05%, 3/15/2042	655,000	478,969
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	2,080,000	2,082,280
4.75%, 10/15/2027 (a)	2,555,000	2,545,285
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	115,000	114,435
5.40%, 6/12/2029	616,000	628,870
5.60%, 6/12/2034	2,459,000	2,520,611
		11,509,540
Financial Services — 1.4%
BCAP LLC (United Kingdom) 0.00%, 9/19/2027 ‡	12,294,193	12,294,192
BCAP LLC Trust 0.00%, 9/17/2027 ‡	6,147,096	6,147,096
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (f)	7,354,995	7,354,995
Block, Inc.
5.63%, 8/15/2030 (a)	343,000	344,411
6.50%, 5/15/2032	5,209,000	5,307,888
6.00%, 8/15/2033 (a)	299,000	299,075

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	7,495,291	7,485,922
Class B-1, 0.00%, 8/17/2027 ‡	15,884,661	15,864,805
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	7,000,000	7,043,040
Equify Financial LLC Series QIB, 9.13%, 12/15/2030 (a)	26,000,000	25,946,700
Fiserv, Inc.
3.20%, 7/1/2026	170,000	169,878
5.35%, 3/15/2031	300,000	303,641
Gemini 10.50%, 2/20/2029 ‡	9,000,000	9,000,000
Global Payments, Inc.
3.20%, 8/15/2029	72,000	68,128
4.88%, 11/15/2030	17,985,000	17,700,133
5.55%, 11/15/2035	1,945,000	1,897,484
Goodleap LLC Class B, 0.00%, 7/15/2042 ‡	12,996,327	13,613,653
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (a)	771,000	783,035
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,907,000	2,038,835
NGF Holdings LLC 9.63%, 12/23/2029	18,000,000	18,096,300
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	1,000,000	1,012,296
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	2,034,000	2,065,156
6.38%, 8/1/2033 (a)	3,241,000	3,291,239
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,440,000	1,428,373
3.63%, 3/1/2029 (a)	1,505,000	1,447,128
Shell International Finance BV
2.88%, 11/26/2041	620,000	453,388
3.63%, 8/21/2042	200,000	159,128
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	5,351,000	5,346,171
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	350,000	254,564
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	4,235,346	4,341,230
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	5,172,543	5,172,543
		176,730,427
Food Products — 0.8%
Bunge Ltd. Finance Corp.
3.20%, 4/21/2031	5,805,000	5,423,321
2.75%, 5/14/2031	385,000	351,887
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	80,000	80,013
6.00%, 6/15/2030 (a)	1,645,000	1,660,963
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (a)	1,250,000	1,371,000
JBS NV
3.75%, 12/1/2031	305,000	284,177
3.63%, 1/15/2032	8,045,000	7,427,778
3.00%, 5/15/2032	910,000	809,218
5.95%, 4/20/2035	2,619,000	2,700,040
5.50%, 1/15/2036	10,330,000	10,306,555
5.63%, 3/10/2037 (a)	8,475,000	8,449,575

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
6.50%, 12/1/2052	2,360,000	2,385,436
6.38%, 4/15/2066	520,000	508,206
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	1,600,000	1,528,468
4.38%, 1/31/2032 (a)	315,000	294,730
Mars, Inc.
4.80%, 3/1/2030 (a)	18,370,000	18,501,614
5.00%, 3/1/2032 (a)	18,010,000	18,198,766
5.20%, 3/1/2035 (a)	9,510,000	9,574,023
5.65%, 5/1/2045 (a)	1,030,000	1,021,322
Post Holdings, Inc. 6.25%, 2/15/2032 (a)	2,938,000	2,984,682
		93,861,774
Gas Utilities — 0.0% ^
AmeriGas Partners LP 6.88%, 6/1/2031 (a)	618,000	631,714
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	52,107
5.75%, 10/15/2052	185,000	185,331
5.00%, 12/15/2054	1,048,000	941,814
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	35,072
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/2050	768,000	523,740
5.05%, 5/15/2052	100,000	89,460
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	393,000	368,095
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	925,000	896,132
		3,723,465
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,323,000	1,323,344
4.75%, 4/1/2028 (a)	155,000	152,734
5.38%, 3/1/2029 (a)	1,325,000	1,298,513
8.00%, 2/15/2031 (a)	1,210,000	1,218,470
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	250,000	273,863
3.55%, 2/15/2050	708,000	513,820
5.20%, 4/15/2054	2,850,000	2,650,189
5.50%, 3/15/2055	6,280,000	6,106,469
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	1,068,360
3.10%, 12/2/2051	601,000	392,600
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	500,000	507,533
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	360,000	340,059
Penske Truck Leasing Co. LP 5.25%, 7/1/2029 (a)	1,200,000	1,217,721
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	980,000	994,075
Uber Technologies, Inc.
4.80%, 9/15/2034	6,785,000	6,639,857
4.80%, 9/15/2035	3,750,000	3,651,415
5.35%, 9/15/2054	3,270,000	3,044,212

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
XPO, Inc.
6.25%, 6/1/2028 (a)	330,000	334,129
7.13%, 6/1/2031 (a)	4,350,000	4,489,326
		36,216,689
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 4.65%, 3/15/2036	10,843,000	10,538,428
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	3,076,000	3,040,945
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	1,286,000	1,327,795
Medline Borrower LP
3.88%, 4/1/2029 (a)	6,610,000	6,432,865
6.25%, 4/1/2029 (a)	680,000	697,911
5.25%, 10/1/2029 (a)	2,195,000	2,191,238
Solventum Corp. 5.60%, 3/23/2034	12,860,000	13,190,564
		37,419,746
Health Care Providers & Services — 0.9%
Accendra Health, Inc. 4.50%, 3/31/2029 (a)	1,300,000	1,024,620
Adapthealth LLC 4.63%, 8/1/2029 (a)	170,000	164,070
Aetna, Inc. 4.75%, 3/15/2044	200,000	170,947
Cencora, Inc.
4.60%, 2/13/2033	10,490,000	10,295,593
5.13%, 2/15/2034	770,000	773,928
4.90%, 2/13/2036	4,815,000	4,699,461
Cigna Group (The)
2.38%, 3/15/2031	135,000	121,647
5.13%, 5/15/2031	470,000	478,988
DaVita, Inc. 4.63%, 6/1/2030 (a)	2,115,000	2,055,111
Encompass Health Corp.
4.50%, 2/1/2028	265,000	263,843
4.75%, 2/1/2030	2,215,000	2,179,257
4.63%, 4/1/2031	360,000	348,411
HCA, Inc.
4.50%, 2/15/2027	580,000	579,768
5.63%, 9/1/2028	3,750,000	3,819,694
3.50%, 9/1/2030	4,512,000	4,287,275
4.30%, 11/15/2030	2,908,000	2,850,286
2.38%, 7/15/2031	8,130,000	7,213,487
4.60%, 11/15/2032	3,966,000	3,872,147
5.00%, 5/15/2033	10,000,000	9,899,194
5.60%, 4/1/2034	4,410,000	4,515,012
4.90%, 11/15/2035	3,117,000	3,016,869
5.25%, 6/15/2049	1,685,000	1,504,043
3.50%, 7/15/2051	30,000	20,084
5.90%, 6/1/2053	885,000	852,627
6.00%, 4/1/2054	4,590,000	4,487,099
5.95%, 9/15/2054	4,441,000	4,317,039
Quest Diagnostics, Inc.
4.63%, 12/15/2029	800,000	802,788

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
2.95%, 6/30/2030	55,000	51,548
6.40%, 11/30/2033	580,000	629,490
5.00%, 12/15/2034	3,055,000	3,043,498
Tenet Healthcare Corp.
4.63%, 6/15/2028	1,670,000	1,658,978
4.25%, 6/1/2029	5,793,000	5,647,523
4.38%, 1/15/2030	1,770,000	1,712,761
6.13%, 6/15/2030	4,465,000	4,507,083
6.75%, 5/15/2031	2,515,000	2,589,756
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	11,546,762	11,662,230
UnitedHealth Group, Inc.
5.70%, 10/15/2040	800,000	816,941
4.63%, 11/15/2041	232,000	209,163
3.25%, 5/15/2051	485,000	325,998
5.88%, 2/15/2053	395,000	396,512
5.38%, 4/15/2054	2,351,000	2,199,691
		110,064,460
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	450,000	415,503
1.88%, 2/1/2033	317,000	257,708
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	60,427
3.00%, 1/15/2030	87,000	82,076
Sabra Health Care LP 3.20%, 12/1/2031	120,000	108,991
Ventas Realty LP
5.63%, 7/1/2034	585,000	603,186
5.00%, 1/15/2035	1,000,000	984,417
		2,512,308
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	400,000	399,800
5.00%, 5/15/2027 (a)	200,000	199,904
6.25%, 6/1/2032 (a)	8,206,000	8,383,250
		8,982,954
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	1,975,000	2,018,294
6.50%, 4/1/2032 (a)	4,525,000	4,639,750
6.50%, 6/15/2033 (a)	2,130,000	2,190,958
5.75%, 3/15/2034 (a)	348,000	345,243
		9,194,245
Hotels, Restaurants & Leisure — 0.7%
Acushnet Co. 5.63%, 12/1/2033 (a)	685,000	679,644
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,877,000	1,848,867

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	3,080,000	3,116,510
6.50%, 2/15/2032 (a)	6,033,000	5,881,982
Carnival Corp. Ltd.
5.75%, 8/1/2032 (a)	2,876,000	2,905,283
6.13%, 2/15/2033 (a)	6,965,000	7,054,068
Churchill Downs, Inc. 6.75%, 5/1/2031 (a)	1,695,000	1,730,464
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	610,000	589,029
4.88%, 1/15/2030	2,190,000	2,166,187
5.50%, 9/15/2031 (a)	567,000	570,285
5.88%, 3/15/2033 (a)	3,924,000	3,968,467
5.75%, 9/15/2033 (a)	3,607,000	3,638,944
5.50%, 3/31/2034 (a)	1,654,000	1,646,456
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,005,000	1,004,644
McDonald's Corp. 5.15%, 9/9/2052	1,247,000	1,142,132
MGM Resorts International
4.75%, 10/15/2028	1,235,000	1,223,853
6.13%, 9/15/2029	2,755,000	2,795,799
6.50%, 4/15/2032	1,410,000	1,436,865
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	670,000	647,480
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	725,000	730,726
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	2,655,000	2,678,297
6.25%, 3/15/2032 (a)	1,205,000	1,230,805
6.00%, 2/1/2033 (a)	3,149,000	3,192,383
Six Flags Entertainment Corp.
6.50%, 10/1/2028	933,000	936,139
5.25%, 7/15/2029	1,975,000	1,913,246
7.25%, 5/15/2031 (a)	1,940,000	1,934,211
6.63%, 5/1/2032 (a)	2,441,000	2,494,385
Starbucks Corp. 3.35%, 3/12/2050	5,000	3,420
Station Casinos LLC 4.50%, 2/15/2028 (a)	2,540,000	2,503,632
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	3,948,000	4,022,132
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	5,980,000	5,991,972
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	125,000	125,099
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	4,270,000	4,238,097
7.13%, 2/15/2031 (a)	2,135,000	2,255,160
6.25%, 3/15/2033 (a)	3,217,000	3,228,411
		81,525,074
Household Durables — 0.1%
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	268,000	263,107
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	795,000	830,097
6.63%, 9/15/2029	2,235,000	2,236,015
6.38%, 5/15/2030	447,000	441,038

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
6.63%, 5/15/2032	3,260,000	3,171,470
7.37%, 4/1/2036 (g)	310,000	298,013
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	3,905,000	3,753,482
TopBuild Corp. 5.63%, 1/31/2034 (a)	1,787,000	1,804,337
		12,797,559
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	144,672
4.13%, 10/15/2030	2,255,000	2,133,211
4.13%, 4/30/2031 (a)	210,000	197,009
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	1,820,000	1,798,318
		4,273,210
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
4.63%, 2/1/2029 (a)	4,280,000	4,258,295
5.00%, 2/1/2031 (a)	343,000	343,639
4.80%, 1/15/2032	10,000,000	9,952,886
6.25%, 10/1/2039	585,000	617,800
5.75%, 10/1/2041	1,120,000	1,125,614
5.60%, 6/15/2042	3,439,000	3,401,412
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	1,496,657	1,520,304
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	1,883,000	2,040,005
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	1,388,000	1,387,544
6.38%, 5/1/2033 (a)	2,087,000	2,078,865
6.25%, 2/1/2034 (a)	515,000	513,106
		27,239,470
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	149,000	133,473
4.75%, 6/15/2033	640,000	634,841
5.25%, 3/15/2054	596,000	563,129
		1,331,443
Insurance — 0.2%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	1,800,000	1,783,630
Aon Corp. 5.35%, 2/28/2033	165,000	168,629
Aon North America, Inc. 5.75%, 3/1/2054	350,000	342,476
Asurion LLC 8.00%, 12/31/2032 (a)	1,597,000	1,665,332
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	200,000	118,467
3.85%, 3/15/2052	715,000	544,493
CNO Global Funding
5.88%, 6/4/2027 (a)	1,000,000	1,013,105
4.95%, 9/9/2029 (a)	850,000	852,318
Corebridge Global Funding 4.90%, 8/21/2032 (a)	1,473,000	1,459,265

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	500,000	514,310
4.18%, 9/26/2029 (a)	490,000	485,041
HUB International Ltd. 7.25%, 6/15/2030 (a)	760,000	780,101
MetLife, Inc.
5.00%, 7/15/2052	350,000	316,544
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (c)	1,395,000	1,379,301
Metropolitan Life Global Funding I
2.40%, 1/11/2032 (a)	5,200,000	4,589,487
5.15%, 3/28/2033 (a)	880,000	890,683
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	49,932
New York Life Insurance Co.
5.88%, 5/15/2033 (a)	2,919,000	3,048,799
4.45%, 5/15/2069 (a)	50,000	38,587
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	630,000	644,989
Northwestern Mutual Life Insurance Co. (The) 6.05%, 6/30/2056 (a)	4,202,000	4,291,978
Pine Street Trust III 6.22%, 5/15/2054 (a)	450,000	454,451
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	175,000	175,555
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	641,000	635,714
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	400,000	404,862
Protective Life Global Funding 5.47%, 12/8/2028 (a)	543,000	553,852
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	800,000	645,109
		27,847,010
Interactive Media & Services — 0.4%
Alphabet, Inc. 4.80%, 2/15/2036	6,514,000	6,441,082
Meta Platforms, Inc.
4.88%, 11/15/2035	7,280,000	7,113,010
5.25%, 5/15/2036	580,000	579,510
5.50%, 11/15/2045	12,420,000	11,658,345
5.60%, 5/15/2053	2,355,000	2,180,839
5.40%, 8/15/2054	5,837,000	5,225,397
5.63%, 11/15/2055	8,754,000	8,071,981
6.30%, 5/15/2056	9,655,000	9,741,999
Snap, Inc. 6.88%, 3/1/2033 (a)	1,303,000	1,291,542
		52,303,705
IT Services — 0.1%
Beignet Investor LLC 6.58%, 5/30/2049 (a)	13,686,000	14,109,187
CGI, Inc. (Canada) 1.45%, 9/14/2026	170,000	168,556
		14,277,743
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 4.00%, 3/15/2031 (a)	2,165,000	2,027,466
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	2,465,000	2,551,911
Esab Corp.
6.25%, 4/15/2029 (a)	787,000	801,212
5.63%, 4/1/2031 (a)	624,000	627,091

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Terex Corp.
5.00%, 5/15/2029 (a)	505,000	500,601
6.25%, 10/15/2032 (a)	2,721,000	2,762,686
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	765,000	784,178
Wabash National Corp. 4.50%, 10/15/2028 (a)	750,000	637,837
		8,665,516
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	1,110,448	1,118,443
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	2,063,190	2,207,613
		3,326,056
Media — 0.8%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,315,000	2,162,084
6.65%, 2/1/2034	3,670,000	3,789,268
6.55%, 6/1/2034	9,565,000	9,813,712
5.85%, 12/1/2035	12,580,000	12,247,565
3.50%, 6/1/2041	44,000	30,725
3.50%, 3/1/2042	985,000	678,605
6.48%, 10/23/2045	2,203,000	2,036,334
5.13%, 7/1/2049	19,000	14,618
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	3,325,000	3,437,013
7.50%, 3/15/2033 (a)	1,970,000	2,066,973
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,570,000	922,576
4.50%, 11/15/2031 (a)	200,000	113,500
DISH DBS Corp.
5.25%, 12/1/2026 (a)	190,000	189,288
5.75%, 12/1/2028 (a)	1,610,000	1,579,965
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,615,000	2,694,444
EchoStar Corp. 10.75%, 11/30/2029	2,270,000	2,466,900
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,400,000	1,482,076
4.75%, 10/15/2030 (a)	170,000	128,784
5.38%, 11/15/2031 (a)	170,000	121,989
7.25%, 8/15/2033 (a)	2,815,000	2,790,304
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	2,310,000	2,239,091
10.88%, 5/1/2030 (a)	20,000	16,996
7.75%, 8/15/2030 (a)	306,400	281,358
Lamar Media Corp.
3.75%, 2/15/2028	355,000	348,137
4.88%, 1/15/2029	730,000	724,240
4.00%, 2/15/2030	2,135,000	2,050,129
5.38%, 11/1/2033 (a)	1,720,000	1,694,125
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	1,050,000	1,033,604

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
6.50%, 9/15/2033 (a)	5,450,000	5,493,426
7.25%, 4/15/2034 (a)	3,698,000	3,721,271
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	3,025,000	3,154,833
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	325,000	301,150
Sinclair Television Group, Inc.
4.38%, 12/31/2032 (a)	119,000	95,349
8.13%, 2/15/2033 (a)	1,505,000	1,546,387
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	8,875,000	8,645,605
5.50%, 7/1/2029 (a)	6,365,000	6,340,103
4.13%, 7/1/2030 (a)	1,597,000	1,505,481
5.88%, 4/15/2032 (a)	1,705,000	1,697,167
Stagwell Global LLC 5.63%, 8/15/2029 (a)	3,140,000	3,056,142
Time Warner Cable LLC 5.50%, 9/1/2041	7,140,000	6,160,730
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	620,000	617,370
		99,489,417
Metals & Mining — 0.5%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	465,000	475,317
6.38%, 9/15/2032 (a)	962,000	987,040
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (a)	4,811,000	4,415,488
5.75%, 4/5/2034 (a)	6,042,000	6,240,238
5.25%, 3/19/2036 (a)	11,106,000	11,010,599
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	100,000	100,547
Big River Steel LLC 6.63%, 1/31/2029 (a)	635,000	634,840
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	310,000	300,426
6.75%, 4/15/2030 (a)	3,770,000	3,788,718
7.50%, 9/15/2031 (a)	470,000	485,229
7.63%, 1/15/2034 (a)	645,000	663,795
Commercial Metals Co. 5.75%, 11/15/2033 (a)	2,340,000	2,341,762
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	231,000	230,224
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	39,682
6.13%, 10/6/2028 (a)	2,000,000	2,064,935
5.19%, 4/1/2030 (a)	360,000	365,083
2.50%, 9/1/2030 (a)	37,000	33,725
2.85%, 4/27/2031 (a)	435,000	396,843
5.70%, 5/8/2033 (a)	4,000,000	4,145,231
5.63%, 4/4/2034 (a)	14,770,000	15,216,738
5.51%, 4/1/2036 (a)	7,985,000	8,066,410
Newmont Corp. 5.75%, 11/15/2041	300,000	299,739
Novelis Corp. 6.38%, 8/15/2033 (a)	524,000	529,108
United States Steel Corp. 6.88%, 3/1/2029	147,000	147,576
		62,979,293

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty SR, Inc.
Series QIB, 9.00%, 10/15/2027 (a)	10,000,000	9,901,043
Series QIB, 5.00%, 12/30/2028 (a)	1,925,000	1,763,968
Arbor Realty Trust, Inc. Series QIB, 4.50%, 3/15/2027 (a)	1,489,000	1,436,391
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (g)	1,000,000	1,005,426
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	11,500,000	11,228,394
Series QIB, 9.38%, 3/1/2028 (a)	12,000,000	11,877,853
Resurgent 0.00%, 7/1/2030 ‡	5,000,000	5,000,000
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	3,215,000	3,334,087
		45,547,162
Multi-Utilities — 0.5%
Ameren Corp.
1.95%, 3/15/2027	20,000	19,653
3.50%, 1/15/2031	1,541,000	1,461,859
Ameren Illinois Co.
4.95%, 6/1/2033	750,000	754,306
5.55%, 7/1/2054	650,000	631,131
Berkshire Hathaway Energy Co. 5.15%, 11/15/2043	194,000	184,294
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	192,987
Series A, 4.13%, 5/15/2049	491,000	389,192
Consumers Energy Co.
4.63%, 5/15/2033	365,000	361,055
3.95%, 5/15/2043	1,610,000	1,310,438
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	410,000	436,491
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	630,000	653,260
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	5,450,000	5,581,678
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	10,021,000	10,075,208
DTE Energy Co.
4.95%, 7/1/2027	450,000	453,036
4.88%, 6/1/2028	500,000	503,932
5.10%, 3/1/2029	7,790,000	7,903,608
Engie SA (France) 5.25%, 4/10/2029 (a)	715,000	727,573
NiSource, Inc.
5.25%, 3/30/2028	275,000	278,791
5.20%, 7/1/2029	650,000	661,460
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	1,725,000	1,791,469
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	51,402
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	139,693
5.45%, 6/1/2053	30,000	28,647
5.69%, 6/15/2054	3,377,000	3,326,525
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	353,871
Series DDDD, 5.20%, 3/15/2036	3,720,000	3,724,813

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
2.95%, 8/15/2051	170,000	107,817
5.35%, 4/1/2053	4,070,000	3,804,139
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (c)	2,356,000	2,383,169
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	13,145,000	13,691,424
Series 21A, 3.15%, 9/30/2051	710,000	465,949
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 6.05%, 9/15/2056 (c)	3,114,000	3,128,452
WEC Energy Group, Inc. 5.60%, 9/12/2026	113,000	113,314
		65,690,636
Oil, Gas & Consumable Fuels — 3.4%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	475,000	446,863
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	890,000	890,258
5.38%, 6/15/2029 (a)	4,220,000	4,217,110
5.75%, 10/15/2033 (a)	1,720,000	1,701,930
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (a)	865,000	887,711
6.63%, 7/15/2033 (a)	1,612,000	1,651,828
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	441,000	453,522
7.25%, 7/15/2032 (a)	1,575,000	1,637,279
BP Capital Markets America, Inc.
4.81%, 2/13/2033	3,760,000	3,757,085
4.89%, 9/11/2033	710,000	710,294
5.23%, 11/17/2034	7,680,000	7,819,189
3.06%, 6/17/2041	630,000	477,268
3.00%, 2/24/2050	174,000	113,894
2.94%, 6/4/2051	567,000	360,962
3.00%, 3/17/2052	1,085,000	695,160
Buckeye Partners LP
3.95%, 12/1/2026	1,510,000	1,501,520
4.13%, 12/1/2027	265,000	261,225
6.88%, 7/1/2029 (a)	2,685,000	2,768,114
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	6,500,000	6,312,005
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,794,000	2,781,115
4.00%, 3/1/2031	8,350,000	8,054,964
5.75%, 8/15/2034	19,445,000	20,173,138
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,625,000	5,622,133
Chord Energy Corp.
6.00%, 10/1/2030 (a)	1,415,000	1,432,619
6.75%, 3/15/2033 (a)	1,465,000	1,504,120
CNX Resources Corp. 5.88%, 3/1/2034 (a)	2,045,000	2,013,079
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (a)	667,000	670,813
5.68%, 1/15/2034 (a)	2,260,000	2,321,578

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	5,910,000	6,242,999
6.50%, 8/15/2043 (a)	210,000	223,827
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	3,005,000	2,952,529
ConocoPhillips Co.
3.80%, 3/15/2052	990,000	731,294
5.55%, 3/15/2054	5,840,000	5,674,482
Coterra Energy, Inc.
3.90%, 5/15/2027	30,000	29,893
5.40%, 2/15/2035	4,260,000	4,317,401
Crescent Energy Finance LLC
7.75%, 7/31/2029 (a)	410,000	411,537
7.88%, 4/15/2032 (a)	1,710,000	1,752,661
7.38%, 1/15/2033 (a)	965,000	980,610
8.38%, 1/15/2034 (a)	1,176,000	1,233,577
Diversified Gas & Oil Corp.
9.75%, 4/9/2029 (i)	21,250,000	21,512,481
Series FEB, 9.75%, 4/9/2029 (i)	8,000,000	8,050,000
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	790,000	774,790
4.38%, 6/15/2031 (a)	1,090,000	1,055,003
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	5,420,000	5,179,417
Ecopetrol SA (Colombia)
8.88%, 1/13/2033	600,000	633,900
8.38%, 1/19/2036	757,000	776,213
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (c)	3,000,000	3,171,150
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	4,305,000	4,923,529
Energy Transfer LP
5.25%, 7/1/2029	1,050,000	1,069,713
4.15%, 9/15/2029	1,150,000	1,134,417
5.95%, 5/15/2054	1,000,000	965,270
6.30%, 1/15/2056	6,820,000	6,886,765
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	8,753,000	8,825,212
Eni SpA (Italy)
5.95%, 5/15/2054 (a)	5,255,000	5,240,539
6.00%, 5/18/2056 (a)	5,000,000	4,987,534
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	140,000	145,556
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	530,000	587,252
5.20%, 1/15/2036	1,580,000	1,591,182
5.55%, 2/16/2055	2,285,000	2,214,317
EQT Corp.
4.50%, 1/15/2029	77,000	76,549
4.75%, 1/15/2031	1,457,000	1,448,623
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (a)	924,000	915,222
Expand Energy Corp.
5.38%, 2/1/2029	1,215,000	1,212,389

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.38%, 3/15/2030	4,586,000	4,626,711
4.75%, 2/1/2032	14,890,000	14,613,291
Exxon Mobil Corp. 4.23%, 3/19/2040	750,000	679,581
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	773,000	796,190
8.63%, 6/25/2033 (a)	1,050,000	1,042,125
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	1,426,000	1,463,110
Harvest Midstream I LP
7.50%, 5/15/2032 (a)	2,155,000	2,239,120
6.75%, 5/15/2034 (a)	337,000	345,988
Hess Corp.
4.30%, 4/1/2027	1,350,000	1,351,124
5.60%, 2/15/2041	7,670,000	7,829,363
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	315,000	318,157
5.13%, 6/15/2028 (a)	90,000	89,837
5.50%, 10/15/2030 (a)	3,310,000	3,305,682
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	4,209,000	4,199,658
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	2,645,000	2,734,044
6.63%, 1/15/2034 (a)	1,195,000	1,209,056
Kinder Morgan, Inc.
5.15%, 6/1/2030	4,660,000	4,758,973
5.05%, 2/15/2046	550,000	498,268
3.25%, 8/1/2050	1,000,000	665,964
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,090,000	1,113,063
5.88%, 6/15/2030 (a)	12,884,000	12,948,520
Matador Resources Co.
6.50%, 4/15/2032 (a)	3,330,000	3,374,429
6.25%, 4/15/2033 (a)	954,000	959,267
6.00%, 4/15/2034 (a)	505,000	498,973
MPLX LP
4.80%, 2/15/2031	17,060,000	17,049,329
5.30%, 4/1/2036	9,100,000	9,000,018
4.95%, 3/14/2052	55,000	46,747
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	473,000	491,472
8.38%, 2/15/2032 (a)	210,000	220,644
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	710,000	653,115
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	1,155,000	1,174,814
NuStar Logistics LP
5.63%, 4/28/2027	580,000	581,764
6.38%, 10/1/2030	2,230,000	2,315,409
ONEOK Partners LP 6.65%, 10/1/2036	300,000	326,617
ONEOK, Inc.
6.50%, 9/1/2030 (a)	1,550,000	1,637,732
4.75%, 10/15/2031	1,410,000	1,401,588

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.60%, 4/1/2044	1,975,000	1,859,080
Ovintiv, Inc. 6.25%, 7/15/2033	1,324,000	1,404,224
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	4,295,000	4,299,420
9.88%, 7/15/2031 (a)	179,000	188,887
7.00%, 1/15/2032 (a)	755,000	787,260
6.25%, 2/1/2033 (a)	728,000	747,936
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (a)	600,120	582,116
Petroleos Mexicanos (Mexico)
6.84%, 1/23/2030	1,950,000	2,004,600
5.95%, 1/28/2031	500,000	493,580
6.70%, 2/16/2032	5,250,000	5,286,750
10.00%, 2/7/2033	3,700,000	4,345,650
7.69%, 1/23/2050	13,030,000	11,929,356
Pioneer Natural Resources Co. 1.90%, 8/15/2030	2,330,000	2,103,726
Range Resources Corp. 4.75%, 2/15/2030 (a)	210,000	205,509
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	1,015,000	1,005,729
4.80%, 5/15/2030 (a)	650,000	636,889
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,225,000	1,226,995
Shell Finance US, Inc.
5.13%, 10/15/2041 (a)	2,383,000	2,289,323
3.75%, 9/12/2046	141,000	109,334
SM Energy Co.
6.75%, 9/15/2026	305,000	305,000
6.63%, 1/15/2027	790,000	791,005
6.75%, 8/1/2029 (a)	2,880,000	2,952,821
8.63%, 11/1/2030 (a)	3,450,000	3,647,360
8.75%, 7/1/2031 (a)	4,412,000	4,618,618
7.00%, 8/1/2032 (a)	822,000	842,070
6.63%, 4/15/2034 (a)	1,179,000	1,185,397
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (a)	1,610,000	1,658,574
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	2,715,000	2,725,090
5.03%, 10/1/2029	250,000	251,655
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	46,000	50,479
Sunoco LP
5.88%, 3/15/2028	765,000	766,831
7.00%, 5/1/2029 (a)	365,000	376,810
4.50%, 5/15/2029	360,000	352,800
4.50%, 4/30/2030	1,710,000	1,661,280
5.63%, 3/15/2031 (a)	4,790,000	4,796,035
7.25%, 5/1/2032 (a)	3,060,000	3,197,351
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	110,000	109,990
7.38%, 2/15/2029 (a)	745,000	769,138
6.00%, 12/31/2030 (a)	3,990,000	4,014,670
6.00%, 9/1/2031 (a)	405,000	405,077

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	270,000	202,374
3.46%, 7/12/2049	924,000	663,993
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,280,000	5,129,271
5.64%, 4/5/2064	7,705,000	7,497,387
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,650,000	1,599,257
5.85%, 3/15/2036	1,000,000	1,042,882
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (c)	539,000	542,969
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (c)	592,000	597,832
Transcanada Trust (Canada) (3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (c)	8,554,000	8,511,177
Uzbekneftegaz JSC (Uzbekistan) 8.75%, 5/7/2030 (a)	1,000,000	1,077,690
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	917,000	878,578
3.88%, 11/1/2033 (a)	3,783,000	3,372,235
6.00%, 5/1/2036 (a)	182,000	184,047
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	3,785,000	3,869,137
9.50%, 2/1/2029 (a)	585,000	636,916
7.00%, 1/15/2030 (a)	530,000	543,653
8.38%, 6/1/2031 (a)	1,740,000	1,810,625
9.88%, 2/1/2032 (a)	1,340,000	1,432,749
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	772,000	792,966
6.50%, 1/15/2034 (a)	5,035,000	5,264,123
6.50%, 6/15/2034 (a)	546,000	569,815
6.75%, 1/15/2036 (a)	1,000,000	1,060,626
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,635,000	2,605,786
5.80%, 11/15/2054	2,000,000	1,955,235
6.00%, 3/15/2055	3,435,000	3,442,609
		427,992,699
Passenger Airlines — 0.1%
American Airlines, Inc.
7.25%, 2/15/2028 (a)	400,000	405,775
5.75%, 4/20/2029 (a)	9,380,000	9,369,588
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,220,000	1,122,207
United Airlines Holdings, Inc. 4.88%, 3/1/2029	645,000	636,465
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	5,808	5,547
United Airlines, Inc. 4.63%, 4/15/2029 (a)	1,680,000	1,657,035
		13,196,617
Personal Care Products — 0.0% ^
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,700,000	2,690,434
4.13%, 4/1/2029 (a)	315,000	301,051

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — continued
Perrigo Finance Unlimited Co.
5.15%, 6/15/2030 (g)	765,000	733,457
6.13%, 9/30/2032	1,628,000	1,554,062
		5,279,004
Pharmaceuticals — 0.3%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	754,000	771,958
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	595,000	550,185
Bristol-Myers Squibb Co.
5.75%, 2/1/2031	500,000	524,380
4.13%, 6/15/2039	629,000	562,895
2.35%, 11/13/2040	480,000	336,747
5.55%, 2/22/2054	8,022,000	7,814,617
Eli Lilly & Co. 4.95%, 2/27/2063	740,000	658,754
Merck & Co., Inc.
4.00%, 3/7/2049	240,000	190,210
5.55%, 12/4/2055	10,430,000	10,251,283
2.90%, 12/10/2061	605,000	349,734
Organon & Co.
4.13%, 4/30/2028 (a)	1,300,000	1,284,134
5.13%, 4/30/2031 (a)	1,675,000	1,660,275
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	3,275,000	3,073,798
Pfizer, Inc. 4.40%, 5/15/2044	500,000	436,039
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	1,010,651
5.65%, 7/5/2044	236,000	234,096
3.18%, 7/9/2050	743,000	492,763
Zoetis, Inc. 5.60%, 11/16/2032	214,000	222,928
		30,425,447
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (a)	932,000	920,247
Real Estate Management & Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	200,000	199,247
Triad Properties Corp. 0.00%, 4/1/2052 ‡	11,546,762	11,950,899
		12,150,146
Residential REITs — 0.0% ^
Camden Property Trust
5.85%, 11/3/2026	400,000	402,225
3.15%, 7/1/2029	130,000	124,792
Essex Portfolio LP 5.50%, 4/1/2034	2,160,000	2,201,409
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	99,622
UDR, Inc.
2.10%, 8/1/2032	45,000	38,262
5.13%, 9/1/2034	1,740,000	1,733,524
		4,599,834

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — 0.0% ^
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	38,850
5.60%, 10/15/2033	100,000	103,013
5.50%, 6/15/2034	220,000	224,295
3.50%, 4/15/2051	1,145,000	799,947
Realty Income Corp.
4.13%, 10/15/2026	44,000	44,012
2.70%, 2/15/2032	780,000	696,181
		1,906,298
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	2,157,000	2,166,894
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,050,000	1,114,312
Broadcom, Inc.
2.45%, 2/15/2031	7,150,000	6,493,512
4.90%, 7/15/2032	3,270,000	3,289,108
3.47%, 4/15/2034	5,000,000	4,499,895
5.20%, 7/15/2035	345,000	347,066
3.14%, 11/15/2035 (a)	9,775,000	8,326,886
Entegris, Inc.
4.38%, 4/15/2028 (a)	1,000,000	986,016
5.95%, 6/15/2030 (a)	4,245,000	4,288,808
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	3,735,000	3,826,810
6.25%, 1/25/2035 (a)	13,605,000	14,386,756
6.10%, 1/25/2036 (a)	638,000	670,441
Kioxia Holdings Corp. (Japan)
6.25%, 7/24/2030 (a)	3,983,000	4,100,858
6.63%, 7/24/2033 (a)	420,000	440,331
KLA Corp.
4.65%, 7/15/2032	440,000	441,556
3.30%, 3/1/2050	280,000	194,048
Marvell Technology, Inc.
5.75%, 2/15/2029	550,000	565,863
4.75%, 7/15/2030	630,000	631,983
2.95%, 4/15/2031	8,340,000	7,685,454
5.45%, 7/15/2035	1,293,000	1,322,991
5.30%, 4/15/2036	496,000	496,209
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	750,000	731,741
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	4,334,000	4,362,227
6.25%, 8/15/2033 (a)	856,000	872,884
Synaptics, Inc. 4.00%, 6/15/2029 (a)	1,490,000	1,427,467
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	869,957
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	363,998
		74,904,071
Software — 0.6%
Elastic NV 4.13%, 7/15/2029 (a)	1,005,000	962,314

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	935,000	925,931
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	2,665,000	2,619,371
5.13%, 4/15/2029 (a)	2,104,000	2,060,030
OAK-Eagle Acquireco, Inc. 7.25%, 7/1/2033 (a)	2,033,000	2,120,107
Oracle Corp.
2.65%, 7/15/2026	583,000	581,892
2.88%, 3/25/2031	750,000	671,783
5.70%, 2/4/2036	1,012,000	994,265
3.65%, 3/25/2041	9,470,000	6,934,732
6.55%, 2/4/2046	4,095,000	3,948,366
4.00%, 7/15/2046	530,000	368,658
3.95%, 3/25/2051	1,380,000	906,509
5.38%, 9/27/2054	2,871,000	2,301,859
4.38%, 5/15/2055	2,888,000	1,979,879
6.00%, 8/3/2055	5,459,000	4,786,616
6.70%, 2/4/2056	8,455,000	8,143,107
6.85%, 2/4/2066	7,725,000	7,399,718
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,205,000	1,263,536
Roper Technologies, Inc.
4.45%, 9/15/2030	1,105,000	1,088,890
1.75%, 2/15/2031	5,355,000	4,644,319
4.75%, 2/15/2032	440,000	434,659
4.90%, 10/15/2034	1,720,000	1,661,437
Salesforce, Inc. 2.70%, 7/15/2041	1,820,000	1,254,537
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	3,035,000	3,035,237
6.50%, 6/1/2032 (a)	1,285,000	1,296,443
Synopsys, Inc.
5.00%, 4/1/2032	12,490,000	12,567,489
5.70%, 4/1/2055	1,196,000	1,166,012
		76,117,696
Specialized REITs — 0.3%
American Tower Corp.
1.45%, 9/15/2026	85,000	84,357
5.20%, 2/15/2029	600,000	609,635
5.00%, 1/31/2030	2,500,000	2,528,430
5.90%, 11/15/2033	100,000	104,987
5.45%, 2/15/2034	10,000,000	10,202,187
Crown Castle, Inc.
2.90%, 3/15/2027	270,000	267,042
2.10%, 4/1/2031	10,000,000	8,792,017
2.50%, 7/15/2031	4,030,000	3,589,058
Equinix, Inc. 3.90%, 4/15/2032	280,000	265,615
Extra Space Storage LP 2.20%, 10/15/2030	88,000	79,066
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	750,000	747,315

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
5.25%, 3/15/2028 (a)	835,000	835,077
5.00%, 7/15/2028 (a)	2,800,000	2,792,432
6.25%, 1/15/2033 (a)	731,000	742,361
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	955,000	968,149
6.25%, 9/15/2032 (a)	407,000	408,837
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	79,963
5.10%, 8/1/2033	304,000	309,670
SBA Communications Corp. 3.13%, 2/1/2029	3,690,000	3,538,951
		36,945,149
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	542,000	538,227
4.63%, 11/15/2029 (a)	1,415,000	1,374,303
4.75%, 3/1/2030	210,000	204,334
Bath & Body Works, Inc.
7.50%, 6/15/2029	1,703,000	1,728,584
6.63%, 10/1/2030 (a)	2,515,000	2,559,407
6.88%, 11/1/2035	950,000	950,467
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (j)	9,606	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,275,000	2,129,721
Home Depot, Inc. (The)
4.95%, 6/25/2034	6,110,000	6,138,950
3.63%, 4/15/2052	805,000	579,542
Lithia Motors, Inc.
3.88%, 6/1/2029 (a)	1,045,000	1,001,604
5.50%, 10/1/2030 (a)	1,745,000	1,730,133
Penske Automotive Group, Inc. 3.75%, 6/15/2029	989,000	947,876
PetSmart LLC 7.50%, 9/15/2032 (a)	1,344,000	1,354,252
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	3,145,000	3,082,779
4.88%, 11/15/2031 (a)	315,000	301,488
		24,621,667
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc.
4.38%, 5/13/2045	429,000	376,940
2.70%, 8/5/2051	670,000	414,321
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	240,000	235,226
3.13%, 7/15/2029 (a)	335,000	306,766
8.25%, 12/15/2029 (a)	1,484,000	1,546,520
4.13%, 1/15/2031 (a)	114,000	108,870
8.50%, 7/15/2031 (a)	1,135,000	1,186,750
9.63%, 12/1/2032 (a)	220,000	244,369
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	480,000	216,000
		4,635,762

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — 0.6%
Altria Group, Inc.
4.50%, 8/6/2030	2,000,000	1,990,375
2.45%, 2/4/2032	480,000	422,847
5.63%, 2/6/2035	7,885,000	8,101,377
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	1,045,000	1,005,386
4.39%, 8/15/2037	7,529,000	6,887,802
3.73%, 9/25/2040	2,874,000	2,323,079
5.65%, 3/16/2052	1,080,000	1,017,958
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	8,860,000	9,138,956
Japan Tobacco, Inc. (Japan)
5.25%, 6/15/2030 (a)	5,140,000	5,257,723
5.85%, 6/15/2035 (a)	1,490,000	1,562,093
Philip Morris International, Inc.
3.13%, 3/2/2028	459,000	449,675
5.13%, 2/13/2031	7,000,000	7,153,505
5.75%, 11/17/2032	820,000	860,726
5.38%, 2/15/2033	21,545,000	22,183,994
5.63%, 9/7/2033	6,640,000	6,935,679
5.25%, 2/13/2034	3,618,000	3,685,012
4.38%, 11/15/2041	345,000	302,799
		79,278,986
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	3,184,000	3,308,408
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	1,495,000	1,523,338
United Rentals North America, Inc.
4.88%, 1/15/2028	2,105,000	2,105,438
5.25%, 1/15/2030	2,250,000	2,250,522
5.38%, 11/15/2033 (a)	4,366,000	4,311,396
6.13%, 3/15/2034 (a)	3,865,000	3,966,588
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	855,000	856,523
6.38%, 3/15/2029 (a)	1,775,000	1,814,801
5.25%, 4/15/2031 (a)	417,000	413,044
6.63%, 3/15/2032 (a)	3,250,000	3,352,511
6.38%, 3/15/2033 (a)	1,025,000	1,053,209
		24,955,778
Water Utilities — 0.0% ^
American Water Capital Corp.
5.15%, 3/1/2034	500,000	509,041
5.45%, 3/1/2054	420,000	401,457
		910,498
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	2,153,000	2,233,522
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,156,417

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
2.63%, 2/15/2029	1,493,000	1,422,763
3.38%, 4/15/2029	3,835,000	3,721,894
5.20%, 1/15/2033	11,550,000	11,752,765
5.05%, 7/15/2033	355,000	357,321
6.70%, 12/15/2033	455,000	500,409
5.15%, 4/15/2034	5,000,000	5,042,615
3.40%, 10/15/2052	1,505,000	1,001,733
5.50%, 1/15/2055	1,500,000	1,402,663
		29,592,102
Total Corporate Bonds (Cost $4,084,972,385)		4,087,299,629
Mortgage-Backed Securities — 20.1%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	48,823	47,992
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,767,350
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,147,134
Pool # WN3233, 3.19%, 7/1/2033	3,942,665	3,622,042
Pool # WA1640, 3.20%, 4/1/2034	15,084,472	13,793,832
Pool # WR2013, 4.25%, 11/1/2034	17,000,000	16,491,800
Pool # WA1645, 3.50%, 1/1/2035	21,594,817	19,972,896
Pool # N31271, 4.50%, 1/1/2036	10,451	10,307
Pool # RE0003, 4.00%, 7/1/2049	1,727,834	1,614,281
Pool # RE6055, 2.50%, 8/1/2050	11,696,912	9,711,558
FHLMC UMBS, 15 Year Pool # SB1377, 1.00%, 3/1/2037	11,113,760	9,705,420
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	734,285	637,620
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	11,841,176	10,469,519
Pool # QA5045, 4.00%, 11/1/2049	32,065	30,419
Pool # RA1983, 3.00%, 2/1/2050	3,367,481	2,981,320
Pool # QB1397, 2.50%, 7/1/2050	1,790,840	1,502,424
Pool # SD8089, 2.50%, 7/1/2050	3,592,163	3,039,764
Pool # QB1686, 2.50%, 8/1/2050	2,587,780	2,212,495
Pool # QB2772, 2.50%, 8/1/2050	1,701,013	1,453,245
Pool # SI2064, 3.00%, 8/1/2050	3,807,677	3,360,270
Pool # RA5422, 3.00%, 6/1/2051	7,024,839	6,199,412
Pool # QC3918, 2.50%, 7/1/2051	4,224,932	3,554,994
Pool # SD0664, 3.00%, 8/1/2051	18,106,096	15,832,877
Pool # RA5915, 3.00%, 9/1/2051	8,458,158	7,493,051
Pool # QC7968, 2.50%, 10/1/2051	3,291,714	2,820,031
Pool # RA6228, 2.50%, 11/1/2051	4,256,734	3,607,843
Pool # QD0295, 3.00%, 11/1/2051	3,744,077	3,304,155
Pool # RA6222, 3.00%, 11/1/2051	2,766,622	2,425,378
Pool # SD0781, 3.00%, 11/1/2051	8,012,648	7,041,335
Pool # SD2968, 2.00%, 12/1/2051	5,744,888	4,668,176
Pool # RA6359, 2.50%, 12/1/2051	4,104,467	3,458,450
Pool # SD8184, 3.00%, 12/1/2051	1,193,246	1,051,919
Pool # RA6617, 2.50%, 1/1/2052	5,600,921	4,748,814

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # QD6091, 3.00%, 1/1/2052	9,531,729	8,347,092
Pool # RA6815, 2.50%, 2/1/2052	1,252,340	1,067,210
Pool # QD6081, 3.00%, 2/1/2052	9,337,994	8,177,416
Pool # SD3770, 2.50%, 3/1/2052	1,930,503	1,653,369
Pool # QD8809, 3.00%, 3/1/2052	8,062,489	7,129,955
Pool # SD2301, 3.50%, 3/1/2052	1,046,952	959,003
Pool # SD7554, 2.50%, 4/1/2052	5,712,520	4,891,010
Pool # QE1075, 3.00%, 4/1/2052	1,293,819	1,137,620
Pool # SL1568, 2.50%, 5/1/2052	7,620,727	6,488,958
Pool # SD1464, 3.00%, 5/1/2052	841,703	742,308
Pool # SD1844, 3.00%, 6/1/2052	13,642,396	12,000,039
Pool # RA7468, 4.00%, 6/1/2052	7,954,639	7,527,123
Pool # RA7522, 4.50%, 6/1/2052	4,586,847	4,424,233
Pool # SD3781, 4.00%, 7/1/2052	4,223,976	3,973,982
Pool # SD1303, 4.50%, 7/1/2052	1,152,110	1,112,292
Pool # SD1189, 5.00%, 7/1/2052	6,931,851	6,863,850
Pool # SD1305, 5.00%, 7/1/2052	11,649,342	11,532,816
Pool # QE8520, 3.50%, 8/1/2052	10,875,561	9,899,562
Pool # SD4181, 3.50%, 8/1/2052	4,467,409	4,093,737
Pool # QE8091, 4.00%, 8/1/2052	1,460,979	1,374,626
Pool # SD1725, 4.00%, 10/1/2052	1,612,249	1,510,343
Pool # SD5100, 4.00%, 10/1/2052	31,200,601	29,330,641
Pool # QF3433, 5.00%, 11/1/2052	1,732,936	1,727,811
Pool # RA8766, 5.00%, 3/1/2053	1,532,852	1,522,452
Pool # SD3567, 4.50%, 5/1/2053	2,977,830	2,882,152
Pool # SD3879, 5.00%, 5/1/2053	7,576,692	7,526,456
Pool # SL1477, 5.00%, 7/1/2053	36,429,158	36,287,560
Pool # RA9669, 5.00%, 8/1/2053	3,335,881	3,297,155
Pool # RA9626, 5.50%, 8/1/2053	5,292,905	5,363,765
Pool # RJ1261, 5.00%, 4/1/2054	5,049,007	4,981,712
Pool # RJ1756, 4.50%, 6/1/2054	5,340,633	5,142,800
Pool # SD6729, 4.50%, 8/1/2054	8,899,991	8,586,215
Pool # RJ2912, 5.50%, 11/1/2054	5,650,715	5,721,384
Pool # RJ2914, 5.50%, 11/1/2054	9,317,647	9,409,242
Pool # SL1998, 4.00%, 1/1/2055	13,816,452	13,001,284
Pool # SD7411, 5.50%, 1/1/2055	13,801,587	13,897,433
FNMA UMBS, 15 Year Pool # FM8445, 3.00%, 4/1/2033	783,510	773,871
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	223,601	217,702
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	66,609	64,671
Pool # AL4244, 4.00%, 7/1/2042	74,066	71,773
Pool # BM1164, 3.50%, 12/1/2045	59,410	55,315
Pool # MA3073, 4.50%, 7/1/2047	13,228	12,951
Pool # BK4769, 5.00%, 8/1/2048	236,857	238,020
Pool # BN5013, 5.00%, 1/1/2049	92,272	92,648
Pool # BO1073, 4.50%, 6/1/2049	12,492	12,072
Pool # BO3039, 3.00%, 7/1/2049	145,518	127,442
Pool # BN6475, 4.00%, 7/1/2049	7,272	6,903
Pool # BO2562, 4.00%, 7/1/2049	65,384	62,193

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BO4519, 4.00%, 8/1/2049	3,260	3,101
Pool # BO2203, 3.50%, 9/1/2049	182,703	167,914
Pool # FS1186, 3.50%, 1/1/2050	1,319,728	1,201,146
Pool # FM3365, 3.00%, 3/1/2050	2,289,452	2,026,196
Pool # CA5702, 2.50%, 5/1/2050	1,042,999	890,675
Pool # CA6417, 3.00%, 7/1/2050	3,352,673	2,979,569
Pool # CA6587, 2.00%, 8/1/2050	1,726,468	1,402,934
Pool # BQ0795, 2.50%, 9/1/2050	3,807,420	3,258,328
Pool # CA6989, 2.50%, 9/1/2050	3,686,306	3,152,211
Pool # FM5179, 2.00%, 12/1/2050	12,460,847	10,125,598
Pool # BQ4516, 2.00%, 2/1/2051	6,842,707	5,527,447
Pool # CB0193, 3.00%, 4/1/2051	10,044,300	8,898,377
Pool # CB0674, 2.50%, 5/1/2051	27,172,775	23,064,436
Pool # CB0397, 3.00%, 5/1/2051	850,346	751,216
Pool # FS5384, 2.50%, 6/1/2051	4,844,859	4,142,815
Pool # BT2415, 2.50%, 7/1/2051	5,668,525	4,776,741
Pool # FM7957, 2.50%, 7/1/2051	12,542,799	10,742,942
Pool # CB1401, 3.00%, 8/1/2051	4,642,208	4,128,771
Pool # CB1406, 3.00%, 8/1/2051	11,425,321	10,093,321
Pool # CB1411, 3.00%, 8/1/2051	2,903,275	2,564,834
Pool # BT4709, 2.50%, 9/1/2051	6,468,112	5,445,625
Pool # CB1684, 3.00%, 9/1/2051	7,861,884	6,938,051
Pool # MA4415, 3.00%, 9/1/2051	3,798,754	3,333,555
Pool # BU0070, 2.50%, 10/1/2051	755,603	637,188
Pool # FM9198, 2.50%, 11/1/2051	5,150,609	4,405,783
Pool # FS5389, 2.50%, 11/1/2051	2,253,561	1,912,851
Pool # CB2165, 3.00%, 11/1/2051	4,689,776	4,166,164
Pool # FS0009, 3.50%, 11/1/2051	2,545,524	2,323,953
Pool # FM9961, 3.00%, 12/1/2051	393,605	344,793
Pool # MA4494, 3.00%, 12/1/2051	3,190,221	2,807,427
Pool # FS4108, 4.00%, 12/1/2051	2,978,898	2,806,912
Pool # CB2637, 2.50%, 1/1/2052	379,778	325,416
Pool # FS0374, 2.50%, 1/1/2052	14,932,842	12,761,036
Pool # FS9472, 2.50%, 1/1/2052	5,313,769	4,491,765
Pool # BV0273, 3.00%, 1/1/2052	252,860	221,058
Pool # BV0492, 3.00%, 1/1/2052	2,993,803	2,639,206
Pool # CB2869, 2.50%, 2/1/2052	7,354,184	6,268,016
Pool # MA4548, 2.50%, 2/1/2052	5,347,046	4,501,724
Pool # BV3014, 3.00%, 2/1/2052	12,104,370	10,659,363
Pool # BV3930, 3.00%, 2/1/2052	504,342	442,965
Pool # BV0295, 3.50%, 2/1/2052	431,237	399,456
Pool # FS7119, 2.50%, 3/1/2052	5,501,175	4,657,181
Pool # FS7150, 2.50%, 3/1/2052	7,443,460	6,318,060
Pool # FS7942, 2.50%, 3/1/2052	7,185,303	6,140,859
Pool # CB3021, 3.00%, 3/1/2052	18,873,090	16,588,787
Pool # FS0957, 3.00%, 3/1/2052	220,372	192,940
Pool # FS1954, 3.00%, 3/1/2052	1,373,551	1,231,504
Pool # FS4393, 3.00%, 3/1/2052	2,459,801	2,155,489
Pool # CB3132, 3.50%, 3/1/2052	2,428,657	2,212,940

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FA2174, 2.50%, 4/1/2052	13,795,689	11,787,382
Pool # FA1020, 3.00%, 4/1/2052	13,216,614	11,733,952
Pool # FS1538, 3.00%, 4/1/2052	7,058,215	6,261,011
Pool # BV7203, 3.50%, 4/1/2052	4,964,633	4,516,784
Pool # CB3378, 4.00%, 4/1/2052	2,540,503	2,388,967
Pool # CB3384, 4.00%, 4/1/2052	5,901,390	5,550,456
Pool # BW6017, 3.50%, 5/1/2052	416,642	382,390
Pool # CB3504, 3.50%, 5/1/2052	11,834,155	10,817,683
Pool # CB3608, 3.50%, 5/1/2052	4,080,839	3,714,745
Pool # FA1709, 3.00%, 6/1/2052	17,004,686	15,035,222
Pool # FS8820, 3.00%, 7/1/2052	37,489,046	32,966,979
Pool # BV9530, 4.00%, 7/1/2052	5,996,551	5,628,524
Pool # FS2588, 4.50%, 8/1/2052	1,317,629	1,272,087
Pool # FS3536, 4.50%, 8/1/2052	1,439,084	1,393,978
Pool # CB4830, 4.50%, 9/1/2052	1,213,929	1,175,353
Pool # FS3829, 4.50%, 9/1/2052	1,153,591	1,113,720
Pool # CB4624, 5.00%, 9/1/2052	6,814,261	6,754,940
Pool # CB4628, 5.00%, 9/1/2052	1,816,553	1,803,772
Pool # FS2982, 5.00%, 9/1/2052	2,469,127	2,452,134
Pool # BW7443, 4.50%, 10/1/2052	7,430,138	7,161,846
Pool # CB4837, 5.00%, 10/1/2052	1,119,153	1,118,637
Pool # BW1328, 5.00%, 11/1/2052	7,589,350	7,513,731
Pool # BX0627, 5.00%, 11/1/2052	1,554,231	1,546,660
Pool # CB5413, 4.00%, 12/1/2052	1,698,211	1,595,388
Pool # CB5428, 4.50%, 12/1/2052	1,868,939	1,804,493
Pool # BX3808, 5.00%, 3/1/2053	682,918	677,857
Pool # BX3811, 5.00%, 3/1/2053	1,436,103	1,425,099
Pool # CB5896, 5.00%, 3/1/2053	1,602,871	1,585,170
Pool # BX3824, 5.50%, 3/1/2053	315,913	320,219
Pool # CB5907, 5.50%, 3/1/2053	854,710	865,146
Pool # BY4714, 5.00%, 6/1/2053	2,916,833	2,882,132
Pool # BY4776, 5.00%, 7/1/2053	2,725,552	2,686,181
Pool # BY4736, 5.50%, 7/1/2053	2,506,466	2,540,637
Pool # BY7218, 5.00%, 9/1/2053	1,496,153	1,475,832
Pool # FS7420, 6.00%, 1/1/2054	2,963,350	3,046,099
Pool # DB3630, 5.50%, 6/1/2054	1,700,314	1,714,994
Pool # DB4826, 5.50%, 11/1/2054	7,479,827	7,517,224
Pool # DB4845, 5.00%, 12/1/2054	14,444,409	14,336,744
Pool # DC6726, 5.00%, 12/1/2054	6,601,379	6,539,934
Pool # FA0345, 5.50%, 2/1/2055	9,297,912	9,424,478
Pool # FA2088, 4.50%, 6/1/2055	13,176,875	12,735,287
Pool # CC0670, 4.00%, 7/1/2055	19,309,653	18,138,990
Pool # CC0711, 5.50%, 7/1/2055	23,124,157	23,462,024
Pool # CC0876, 6.00%, 8/1/2055	10,834,604	11,167,907
FNMA, Other
Pool # AM0414, 2.87%, 9/1/2027	378,871	373,426
Pool # AN7560, 2.90%, 12/1/2027	171,215	167,750
Pool # BS8981, 5.04%, 2/1/2029	3,772,610	3,827,058
Pool # BL2367, 3.48%, 5/1/2029	504,697	492,859

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS6079, 3.52%, 7/1/2029	2,468,876	2,415,218
Pool # AN6730, 3.01%, 9/1/2029	1,905,618	1,831,499
Pool # BS6621, 3.50%, 9/1/2029	4,000,000	3,894,656
Pool # BS7011, 4.81%, 9/1/2029	2,905,217	2,921,451
Pool # BS8075, 5.00%, 9/1/2029	1,479,548	1,501,159
Pool # BZ1760, 4.82%, 11/1/2029	5,474,612	5,535,356
Pool # BS1577, 1.82%, 2/1/2030	815,468	745,493
Pool # BS6827, 4.19%, 5/1/2030	881,802	875,423
Pool # BS4878, 2.44%, 6/1/2030	566,208	527,204
Pool # BZ3747, 4.33%, 6/1/2030	4,961,000	4,957,456
Pool # BS8846, 4.09%, 7/1/2030	2,500,000	2,471,341
Pool # BS9022, 4.46%, 7/1/2030	2,640,000	2,645,939
Pool # BS6088, 4.04%, 8/1/2030	4,581,475	4,514,425
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,789,353
Pool # BS8033, 4.43%, 11/1/2030	3,046,718	3,049,697
Pool # BZ5082, 4.71%, 11/1/2030	4,784,752	4,823,706
Pool # BS8306, 4.52%, 12/1/2030	2,907,739	2,920,759
Pool # BS9296, 4.80%, 12/1/2030	2,474,785	2,505,853
Pool # BL9645, 1.50%, 1/1/2031	100,000	88,032
Pool # BL9627, 1.56%, 1/1/2031	500,000	440,839
Pool # BS1731, 1.82%, 1/1/2031	919,628	823,053
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,316,791
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	1,050,688
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	865,036
Pool # BS4116, 2.28%, 10/1/2031	741,291	664,367
Pool # BZ2139, 4.00%, 10/1/2031	11,300,000	11,027,306
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,318,241
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	7,048,759
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	970,391
Pool # BZ2889, 4.37%, 1/1/2032	5,892,384	5,853,251
Pool # BZ2252, 4.65%, 1/1/2032	8,552,089	8,601,325
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,770,249
Pool # BS4654, 2.39%, 3/1/2032	1,377,501	1,243,311
Pool # BL6367, 1.82%, 4/1/2032	310,169	269,893
Pool # BS5130, 2.55%, 4/1/2032	461,729	418,742
Pool # BS5463, 3.34%, 5/1/2032	1,674,481	1,580,091
Pool # BS5597, 3.59%, 5/1/2032	1,157,147	1,108,689
Pool # BS5195, 2.80%, 6/1/2032	1,988,075	1,812,063
Pool # BS5875, 3.66%, 6/1/2032	2,038,316	1,937,699
Pool # BZ4362, 4.64%, 7/1/2032	2,050,000	2,058,001
Pool # BZ2225, 4.83%, 7/1/2032	2,000,000	2,025,028
Pool # BS6301, 3.67%, 8/1/2032	945,000	900,766
Pool # BS6385, 3.89%, 8/1/2032	2,349,398	2,277,883
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,498,282
Pool # BZ4488, 4.42%, 8/1/2032	11,990,000	11,911,686
Pool # BZ4593, 4.72%, 8/1/2032	5,541,000	5,584,001
Pool # BZ4518, 4.81%, 8/1/2032	5,098,000	5,164,026
Pool # BS6502, 3.41%, 9/1/2032	2,830,512	2,663,086
Pool # BS6335, 3.75%, 9/1/2032	1,002,861	964,154

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	1,015,250
Pool # BS6347, 4.03%, 9/1/2032	350,000	337,100
Pool # BS6417, 3.83%, 10/1/2032	2,513,110	2,415,221
Pool # BS6951, 3.90%, 10/1/2032	13,290,000	12,792,198
Pool # BS6759, 3.97%, 10/1/2032	855,732	829,706
Pool # BZ5238, 4.13%, 10/1/2032	10,812,000	10,617,230
Pool # BZ1174, 5.33%, 10/1/2032	9,857,196	10,202,520
Pool # BL8708, 1.40%, 11/1/2032	200,000	165,527
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	995,554
Pool # BS6849, 4.23%, 11/1/2032	758,696	746,634
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,295,812
Pool # BS6994, 4.85%, 11/1/2032	661,000	672,997
Pool # BZ5858, 4.09%, 12/1/2032	9,530,000	9,248,292
Pool # BZ5811, 4.33%, 12/1/2032	5,459,000	5,403,486
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,037,566
Pool # BZ6279, 4.20%, 1/1/2033	23,390,000	22,815,548
Pool # BZ6277, 4.23%, 1/1/2033	4,600,000	4,518,193
Pool # BS7663, 4.71%, 1/1/2033	1,944,223	1,961,718
Pool # AN8257, 3.26%, 2/1/2033	907,188	841,984
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,201,051
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,379,496
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	1,942,037
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	2,989,458
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,747,208
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	1,984,348
Pool # BS8055, 4.71%, 4/1/2033	1,498,428	1,508,296
Pool # BS8250, 4.51%, 5/1/2033	1,690,617	1,685,707
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	1,995,201
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	2,984,776
Pool # AN6000, 3.21%, 7/1/2033	919,518	849,565
Pool # AN9725, 3.76%, 7/1/2033	95,274	90,973
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,540,148
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	1,976,065
Pool # BS6038, 3.98%, 9/1/2033	2,085,000	1,986,423
Pool # BS8897, 4.55%, 9/1/2033	3,115,000	3,114,852
Pool # BS9616, 4.79%, 9/1/2033	1,203,000	1,213,894
Pool # BS9470, 4.45%, 10/1/2033	3,000,000	2,980,910
Pool # BS9182, 4.52%, 10/1/2033	1,216,000	1,213,625
Pool # BS9310, 4.64%, 10/1/2033	1,718,898	1,728,536
Pool # BS4197, 2.14%, 12/1/2033	476,415	409,079
Pool # BS4110, 2.13%, 1/1/2034	12,123,397	10,362,325
Pool # BZ0419, 4.25%, 1/1/2034	5,000,000	4,884,305
Pool # BZ0410, 4.52%, 1/1/2034	10,440,000	10,379,779
Pool # BZ0430, 4.32%, 2/1/2034	3,625,000	3,567,051
Pool # BZ0420, 4.60%, 2/1/2034	20,000,000	19,977,580
Pool # BZ0401, 4.52%, 3/1/2034	15,000,000	14,901,390
Pool # BZ0567, 4.94%, 5/1/2034	6,240,000	6,326,206
Pool # BS5651, 3.71%, 6/1/2034	45,000,000	42,286,737
Pool # BL3625, 2.89%, 9/1/2034	2,107,000	1,870,171

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BL3756, 2.92%, 9/1/2034	4,866,522	4,332,052
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	947,846
Pool # BL3772, 2.92%, 10/1/2034	664,850	596,511
Pool # BZ2030, 4.39%, 10/1/2034	9,572,000	9,370,976
Pool # BZ2226, 4.46%, 11/1/2034	9,223,395	9,170,613
Pool # BZ3308, 5.22%, 3/1/2035	9,946,581	10,266,522
Pool # BZ4215, 5.09%, 6/1/2035	4,620,000	4,751,486
Pool # BZ4219, 5.20%, 6/1/2035	10,883,559	11,217,456
Pool # BS5018, 2.88%, 10/1/2035	750,000	642,165
Pool # AN7345, 3.21%, 11/1/2037	580,872	516,574
Pool # MA1072, 3.50%, 5/1/2042	6,708	6,318
Pool # BF0163, 5.00%, 11/1/2046	5,973,287	6,055,791
Pool # BM7997, 3.00%, 8/1/2050	2,734,903	2,402,690
Pool # BF0533, 2.50%, 11/1/2050	953,381	817,553
Pool # BF0230, 5.50%, 1/1/2058	311,262	322,504
Pool # BF0300, 4.00%, 8/1/2058	4,419,601	4,173,004
Pool # BF0400, 4.00%, 8/1/2059	481,721	450,067
Pool # BF0440, 3.00%, 1/1/2060	3,990,368	3,460,657
Pool # BF0497, 3.00%, 7/1/2060	55,789	47,934
Pool # BF0520, 3.00%, 1/1/2061	2,366,464	2,033,179
Pool # BF0560, 2.50%, 9/1/2061	1,420,669	1,162,566
Pool # BF0562, 3.50%, 9/1/2061	685,962	615,965
Pool # BF0583, 4.00%, 12/1/2061	707,016	653,764
Pool # BF0586, 5.00%, 12/1/2061	619,429	612,574
Pool # BF0617, 2.50%, 3/1/2062	2,618,343	2,142,645
Pool # BF0759, 2.50%, 5/1/2062	6,638,192	5,432,155
Pool # BF0677, 4.00%, 9/1/2062	2,305,587	2,131,925
Pool # BF0736, 4.00%, 6/1/2063	15,881,798	14,685,529
Pool # BF0770, 4.50%, 9/1/2063	9,383,401	9,009,505
Pool # BF0787, 4.50%, 12/1/2063	12,669,580	12,211,785
Pool # BF0804, 3.00%, 4/1/2064	8,694,013	7,512,491
Pool # BF0808, 4.00%, 4/1/2064	15,778,918	14,839,521
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2056 (h)	202,700,000	169,579,272
TBA, 5.00%, 6/25/2056 (h)	263,700,000	259,412,433
TBA, 5.50%, 6/25/2056 (h)	154,000,000	154,679,676
GNMA I, 30 Year
Pool # 783473, 3.50%, 11/15/2041	3,413,166	3,164,568
Pool # 785994, 4.00%, 2/15/2052	7,148,730	6,693,281
Pool # CO1928, 5.50%, 10/15/2052	1,148,950	1,214,501
Pool # CR2369, 6.00%, 1/15/2053	1,612,972	1,734,682
GNMA II
Pool # CE9366, ARM, 5.24%, 10/20/2071 (f)	4,357,712	4,507,933
Pool # CH4945, ARM, 5.26%, 10/20/2071 (f)	6,597,617	6,820,757
Pool # CH7776, ARM, 5.36%, 10/20/2071 (f)	5,836,910	6,064,233
Pool # CJ7125, ARM, 5.41%, 10/20/2071 (f)	463,387	481,697
Pool # CJ7141, ARM, 5.35%, 11/20/2071 (f)	405,892	421,866
Pool # CE9384, ARM, 5.40%, 11/20/2071 (f)	720,373	750,474
Pool # CE5557, ARM, 5.54%, 11/20/2071 (f)	105,948	110,707

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CK7234, ARM, 5.29%, 2/20/2072 (f)	6,598,371	6,844,429
Pool # CK2792, ARM, 5.52%, 3/20/2072 (f)	872,197	914,799
Pool # CO0363, ARM, 5.70%, 7/20/2072 (f)	757,148	802,555
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	30,470	29,417
Pool # BB3525, 4.00%, 9/20/2047	18,357	17,194
Pool # AY2413, 4.25%, 10/20/2048	1,310,871	1,245,141
Pool # BJ9820, 4.20%, 1/20/2049	808,494	753,926
Pool # BM2418, 4.00%, 8/20/2049	12,832	12,173
Pool # BN7049, 4.50%, 8/20/2049	106,854	104,229
Pool # BP7160, 4.50%, 9/20/2049	62,207	62,115
Pool # CH1162, 3.50%, 6/20/2050	207,264	193,879
Pool # BZ6343, 2.00%, 11/20/2050	2,845,673	2,299,623
Pool # CB8492, 3.50%, 1/20/2051	1,539,566	1,451,809
Pool # CB8531, 3.50%, 2/20/2051	676,336	627,331
Pool # CC9803, 4.00%, 4/20/2051	203,423	190,073
Pool # MA7534, 2.50%, 8/20/2051	3,411,112	2,919,979
Pool # CH1291, 3.50%, 9/20/2051	687,267	624,627
Pool # CH1293, 3.50%, 9/20/2051	2,437,360	2,257,338
Pool # CH1292, 3.50%, 10/20/2051	982,447	899,801
Pool # MA7705, 2.50%, 11/20/2051	4,718,442	4,040,449
Pool # MA7706, 3.00%, 11/20/2051	8,759,007	7,793,019
Pool # 787112, 2.50%, 12/20/2051	26,744,279	22,866,968
Pool # CH7863, 3.50%, 12/20/2051	622,794	564,686
Pool # CI2080, 3.50%, 12/20/2051	704,209	626,402
Pool # CH0876, 3.00%, 1/20/2052	78,801	70,231
Pool # CH0877, 3.00%, 1/20/2052	239,734	213,588
Pool # CH0878, 3.00%, 1/20/2052	223,653	198,981
Pool # CJ3916, 3.00%, 1/20/2052	626,782	571,185
Pool # CK2608, 3.00%, 1/20/2052	417,084	371,845
Pool # CK4909, 3.00%, 1/20/2052	84,902	75,536
Pool # CK4916, 3.00%, 1/20/2052	176,693	157,202
Pool # CJ8184, 3.50%, 1/20/2052	552,162	497,917
Pool # CK4918, 3.50%, 1/20/2052	60,848	55,176
Pool # CK7137, 4.00%, 1/20/2052	374,143	343,694
Pool # CU7310, 2.50%, 2/20/2052	21,927,111	18,666,075
Pool # CK2667, 3.00%, 2/20/2052	529,980	471,517
Pool # CK2672, 3.50%, 2/20/2052	549,853	498,167
Pool # MA7936, 2.50%, 3/20/2052	24,483,425	20,963,230
Pool # CM2154, 3.00%, 3/20/2052	668,405	593,418
Pool # CM2278, 3.50%, 4/20/2052	758,507	686,561
Pool # MA8097, 2.50%, 6/20/2052	37,755,865	32,327,293
Pool # CO4826, 5.00%, 6/20/2052	497,945	493,988
Pool # CU7301, 2.50%, 7/20/2052	22,033,084	18,674,611
Pool # MA8148, 3.00%, 7/20/2052	22,464,448	20,011,739
Pool # CO4847, 5.00%, 7/20/2052	751,653	745,679
Pool # MA8200, 4.00%, 8/20/2052	1,459,100	1,368,915
Pool # MA8264, 2.50%, 9/20/2052	8,238,880	7,065,338
Pool # CO1924, 4.50%, 10/20/2052	1,136,498	1,141,868

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CP8517, 4.50%, 10/20/2052	940,996	896,880
Pool # CO1925, 5.00%, 10/20/2052	944,345	972,853
Pool # MA8423, 2.50%, 11/20/2052	13,521,951	11,594,070
Pool # CO8957, 5.00%, 12/20/2052	5,708,853	5,600,270
Pool # MA8797, 3.50%, 4/20/2053	14,714,031	13,527,458
Pool # 786842, 4.00%, 4/20/2053	6,620,512	6,231,728
Pool # MA8873, 2.50%, 5/20/2053	13,994,635	11,996,443
Pool # CS4305, 5.50%, 6/20/2053	2,085,261	2,109,566
Pool # CV0175, 6.50%, 6/20/2053	969,396	1,035,883
Pool # MA9011, 2.50%, 7/20/2053	15,929,478	13,659,885
Pool # CS4391, 5.50%, 7/20/2053	2,542,954	2,572,594
Pool # CW7288, 6.50%, 9/20/2053	901,569	944,896
Pool # MA9299, 2.50%, 10/20/2053	7,521,510	6,451,879
Pool # MA9419, 3.50%, 1/20/2054	6,033,738	5,577,039
Pool # DD2409, 6.50%, 6/20/2054	861,326	894,793
Pool # MA9960, 3.00%, 10/20/2054	16,670,066	14,891,299
Pool # MB0142, 3.00%, 1/20/2055	8,871,149	7,895,190
Pool # DI1025, 5.50%, 8/20/2055	1,246,620	1,272,775
Pool # DI1026, 5.50%, 8/20/2055	1,480,384	1,509,633
Pool # DI1029, 6.00%, 8/20/2055	2,458,438	2,545,275
Pool # DL8784, 6.50%, 8/20/2055	4,822,691	5,115,690
Pool # DL8785, 6.50%, 8/20/2055	4,998,895	5,302,605
Pool # DL2982, 6.50%, 9/20/2055	5,946,161	6,379,143
Pool # MB0680, 2.50%, 10/20/2055	38,237,799	32,763,583
Pool # DN6001, 6.50%, 10/20/2055	7,116,128	7,484,077
Pool # 788620, 2.50%, 3/20/2056	41,132,090	35,327,802
GNMA II, Other
Pool # CN0983, 3.50%, 4/20/2062	12,004,168	10,705,459
Pool # 787496, 6.00%, 7/20/2064	2,545,724	2,603,273
Pool # 788087, 3.50%, 7/20/2065	10,960,168	9,970,834
Pool # 788066, 4.00%, 7/20/2065	17,349,091	16,254,623
Pool # 788509, 4.50%, 1/20/2066	14,966,639	14,337,147
GNMA II, Single Family, 30 Year TBA, 5.00%, 6/15/2056 (h)	31,025,000	30,634,661
Total Mortgage-Backed Securities (Cost $2,523,409,878)		2,529,085,680
U.S. Treasury Obligations — 13.9%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,454,000	5,308,848
1.13%, 8/15/2040	36,277,100	22,552,736
1.38%, 11/15/2040	29,720,000	19,088,134
2.25%, 5/15/2041	4,699,000	3,408,060
2.00%, 11/15/2041	22,600,000	15,561,336
3.13%, 11/15/2041	6,143,000	4,991,428
4.00%, 11/15/2042	54,417,400	48,922,518
3.63%, 8/15/2043	24,654,000	20,900,043
3.75%, 11/15/2043	15,228,000	13,100,244
4.75%, 11/15/2043	41,540,600	40,680,580
3.38%, 5/15/2044	14,050,000	11,393,672
2.50%, 2/15/2045	11,069,000	7,702,900

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.88%, 8/15/2045	52,600,000	51,940,445
3.00%, 2/15/2047	39,347,900	29,092,854
3.00%, 8/15/2048	27,741,200	20,173,054
3.38%, 11/15/2048	54,949,000	42,688,504
1.88%, 2/15/2051	2,622,000	1,442,305
2.38%, 5/15/2051	78,487,900	48,622,641
2.25%, 2/15/2052	6,775,000	4,039,858
2.88%, 5/15/2052	8,214,000	5,632,365
4.00%, 11/15/2052	129,635,000	110,068,217
3.63%, 2/15/2053	4,682,000	3,713,228
4.75%, 11/15/2053	70,725,000	67,959,542
4.50%, 11/15/2054	77,690,000	71,760,068
U.S. Treasury Notes
1.13%, 10/31/2026	36,764,000	36,361,535
0.50%, 8/31/2027	95,000,000	91,047,852
3.63%, 8/31/2029	399,565,000	394,102,195
4.13%, 11/30/2029	143,170,000	143,348,963
3.63%, 8/31/2030	82,535,000	80,948,781
3.88%, 3/31/2031	7,835,000	7,745,020
4.25%, 11/15/2034	99,550,400	98,683,222
4.63%, 2/15/2035	15,600,000	15,867,516
4.00%, 11/15/2035	128,790,000	124,564,078
U.S. Treasury STRIPS Bonds
4.69%, 5/15/2031 (k)	32,559,000	26,488,244
4.17%, 2/15/2034 (k)	4,986,000	3,563,521
5.23%, 5/15/2040 (k)	3,436,000	1,732,123
5.43%, 8/15/2040 (k)	27,517,340	13,651,885
5.13%, 11/15/2040 (k)	18,060,000	8,829,397
4.51%, 5/15/2041 (k)	10,019,000	4,747,483
4.99%, 8/15/2041 (k)	37,157,000	17,354,271
2.88%, 2/15/2042 (k)	1,065,000	482,632
5.20%, 11/15/2043 (k)	18,035,000	7,360,349
Total U.S. Treasury Obligations (Cost $1,792,261,363)		1,747,622,647
Asset-Backed Securities — 13.9%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	739,999	67,141
ACHD Trust Series 2025-DS1, Class B, 9.38%, 1/9/2034 (a)	2,800,000	2,833,836
ACREC LLC (Cayman Islands)
Series 2026-FL4, Class A, 5.08%, 1/18/2043 (a) (f)	1,000,000	999,996
Series 2026-FL4, Class AS, 5.23%, 1/18/2043 (a) (f)	5,000,000	4,992,460
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	308,000	293,068
Ajax Mortgage Loan Trust Series 2021-G, Class A, 5.87%, 6/25/2061 (a) (f)	3,495,878	3,498,210
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	142,078	139,469
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,955,000	1,986,616
Series 2024-4, Class E, 7.19%, 4/12/2032 (a)	5,000,000	5,140,445
Series 2026-2, Class D, 5.18%, 6/8/2032 (a)	10,690,000	10,621,465
Series 2026-1, Class D, 5.10%, 1/12/2033 (a)	15,410,000	15,307,718

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	3,000,000	2,626,881
Series 2021-SFR1, Class F, 3.60%, 6/17/2038 (a)	4,000,000	3,823,021
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,900,000	1,874,943
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	748,694
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	2,071,197
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (a)	1,400,000	1,364,366
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	3,504,000	3,405,871
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	7,000,000	6,733,160
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,505,000	2,417,771
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	7,750,000	7,361,944
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	3,300,000	3,170,247
Series 2025-SFR2, Class E1, 4.28%, 11/17/2042 (a)	6,580,000	6,174,939
Series 2026-SFR1, Class E, 3.78%, 4/17/2043 (a)	12,321,000	11,090,504
Aqua Finance Issuer Trust Series 2026-A, Class A, 4.76%, 4/17/2051 (a)	6,985,115	6,928,794
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	86,920	84,600
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	2,097,656	2,122,657
AutoNation Finance Trust Series 2025-1A, Class D, 5.63%, 9/10/2032 (a)	1,491,000	1,504,039
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class C, 6.01%, 10/20/2028 (a)	1,200,000	1,211,093
Series 2023-4A, Class D, 7.31%, 6/20/2029 (a)	3,000,000	3,045,961
Series 2023-6A, Class D, 7.37%, 12/20/2029 (a)	8,250,000	8,374,835
Series 2024-1A, Class D, 7.20%, 6/20/2030 (a)	13,125,000	13,268,876
Series 2025-4A, Class C, 5.26%, 2/20/2032 (a)	8,265,000	8,035,619
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	1,663,717	1,672,741
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	3,763,500	3,768,020
7.12%, 7/16/2054 ‡	3,954,989	3,930,073
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (g)	6,555,000	6,544,961
Bridge Trust Series 2025-SFR1, Class E, 4.35%, 9/17/2042 (a)	6,008,644	5,526,707
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	4,237,974	4,278,766
Series 2024-3, Class D, 5.83%, 5/15/2030	3,937,000	3,986,155
Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	6,990,000	7,222,131
Series 2025-1, Class D, 5.64%, 11/15/2030	12,700,000	12,829,838
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	6,000,000	6,192,728
Series 2025-2, Class D, 5.62%, 3/17/2031	5,000,000	5,059,796
Series 2024-3, Class E, 7.70%, 4/15/2031 (a)	12,000,000	12,307,955
Series 2025-4, Class D, 5.41%, 8/15/2031	11,111,000	11,160,330
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	6,600,000	6,748,897
Series 2026-1, Class D, 4.99%, 11/17/2031	7,500,000	7,437,559
Series 2025-1, Class E, 7.46%, 2/17/2032 (a)	14,550,000	14,804,353
Series 2025-4, Class E, 7.18%, 11/15/2032 (a)	12,000,000	12,178,097
Business Jet Securities LLC
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	10,888,789	10,774,598
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	978,935	972,044
BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	719,677	713,110

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	1,656,005	1,641,030
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	791,891	803,539
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	344,489	347,356
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	994,750	993,887
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	2,017,181
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	719,778
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	3,489,000	3,517,305
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (f)	401,843	377,574
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	550,583	502,429
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,485,000	2,094,950
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (g)	817,396	656,029
Series 2024-MH1, Class B1, 7.50%, 11/25/2056 (a) (f)	2,402,000	2,487,204
Series 2024-MH1, Class B2, 8.34%, 11/25/2056 (a) (f)	2,414,000	2,400,595
Consumer Portfolio Services Auto Trust Series 2025-D, Class C, 4.85%, 2/17/2032 (a)	8,000,000	7,991,145
Continental Finance Credit Card ABS Master Trust Series 2025-A, Class A, 5.40%, 12/17/2035 (a)	5,000,000	4,982,686
CoreVest American Finance Trust
Series 2019-1, Class E, 5.65%, 3/15/2052 (a) (f)	551,000	546,675
Series 2019-2, Class E, 5.12%, 6/15/2052 (a) (f)	1,043,000	966,181
Series 2019-3, Class E, 4.70%, 10/15/2052 (a) (f)	570,000	522,098
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,021,662
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	668,118	676,809
Series 2023-D, Class C, 7.17%, 1/15/2030 (a)	2,630,170	2,649,235
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	568,511	569,291
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,691,330
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,514,411
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,754,415
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	4,820,000	4,934,721
7.68%, 4/17/2034 ‡	5,000,000	5,025,000
Series 2026-1A, Class C, 5.28%, 8/15/2036 (a)	12,893,000	12,809,974
Credit One (Nigeria) 6.47%, 2/25/2029 ‡ (a)	5,000,000	4,997,000
D2 Multifamily Credit Issuer Ltd. (Cayman Islands)
Series 2026-FL1, Class AS, 5.31%, 11/19/2043 (a) (f)	15,845,000	15,864,264
Series 2026-FL1, Class B, 5.56%, 11/19/2043 (a) (f)	3,851,000	3,855,691
Dec
6.02%, 3/13/2030 ‡ (a)	11,000,000	11,000,000
6.91%, 1/15/2031 ‡ (a)	11,000,000	11,000,000
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (a) (g)	12,954,973	12,915,398
Series 2026-CES1, Class A1A, 5.31%, 3/25/2061 (a) (g)	18,718,879	18,646,231
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	627,521	632,201
DP Lion Holdco LLC Series 2023-1A, Class B, 12.73%, 11/30/2043	1,014,911	1,037,442
Drive Auto Receivables Trust
Series 2024-2, Class D, 4.94%, 5/17/2032	5,800,000	5,836,166
Series 2025-2, Class D, 4.90%, 12/15/2032	10,865,000	10,789,539

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
DT Auto Owner Trust
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,413,396	1,427,178
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,625,072
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	3,000,000	3,146,643
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	3,300,000	3,477,839
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	14,000,000	14,000,000
Series 2026-1 B, 14.50%, 10/10/2041 ‡	8,000,000	8,000,000
Series 2026-1 B, 14.10%, 12/15/2041 ‡	4,700,000	4,700,000
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	5,129,117	5,083,306
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	141,628	135,613
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	50,582	48,413
Energy Assets 8.11%, 8/25/2044 ‡	1,346,474	1,354,031
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (a)	6,720,000	6,743,687
EQV ABS Issuer LLC 10.76%, 12/15/2040 ‡	5,020,116	5,032,666
Exeter Automobile Receivables Trust
Series 2023-2A, Class C, 5.75%, 7/17/2028	158,752	158,982
Series 2022-3A, Class D, 6.76%, 9/15/2028	567,012	571,698
Series 2022-5A, Class D, 7.40%, 2/15/2029	647,772	656,019
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,266,860	1,286,302
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,205,000	1,227,601
Series 2024-2A, Class D, 5.92%, 2/15/2030	5,370,000	5,453,499
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	1,016,931
Series 2024-1A, Class D, 5.84%, 6/17/2030	9,486,000	9,614,023
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,199,503
Series 2026-1A, Class D, 5.00%, 5/17/2032	7,701,000	7,620,726
Series 2025-1A, Class E, 7.48%, 9/15/2032 (a)	13,000,000	13,435,439
Series 2025-4A, Class E, 6.99%, 4/15/2033 (a)	6,945,000	6,954,279
Series 2025-5A, Class E, 7.15%, 6/15/2033 (a)	2,132,000	2,138,796
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B, 4.87%, 8/15/2031	3,500,000	3,507,108
Series 2025-1, Class C, 5.40%, 8/15/2031	1,800,000	1,815,134
Series 2025-3, Class C, 5.00%, 3/15/2032	5,000,000	5,003,885
FHF Issuer Trust Series 2023-2A, Class B, 7.49%, 11/15/2029 (a)	4,550,000	4,645,410
First Investors Auto Owner Trust Series 2023-1A, Class C, 6.81%, 12/17/2029 (a)	1,300,000	1,327,109
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	7,000,000	6,950,467
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	3,000,000	2,978,143
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,245,353
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	4,500,000	4,482,689
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	496,528
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	1,668,000	1,658,133
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,712,000	4,684,858
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	5,000,000	4,972,146
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	629,025
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	806,358
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	7,886,000	7,805,804
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	6,000,000	5,644,894

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,600,000	2,444,982
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	3,165,000	3,131,486
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (a)	3,094,000	3,052,803
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (f)	1,900,000	1,843,025
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (f)	6,900,000	6,837,527
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	7,000,000	7,004,042
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	600,979
Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class A, 5.92%, 5/15/2031 (a)	11,910,000	11,910,136
Series 2025-TWO, Class B, 6.90%, 5/15/2031 ‡ (a)	5,000,000	5,012,500
Foundation Finance Trust
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	234,719	227,778
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	1,207,657	1,282,690
Series 2024-1A, Class C, 6.53%, 12/15/2049 (a)	434,683	444,901
Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	3,919,269	4,082,094
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	989,492
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	4,204,993	4,251,618
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (a)	10,458,302	10,519,866
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	837,915	837,660
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,001,716	1,001,016
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	2,104,482
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,608,280
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	1,700,000	1,722,979
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	14,300,000	14,451,637
Series 2026-1A, Class D, 5.02%, 12/15/2031 (a)	17,463,000	17,296,251
Series 2026-2A, Class C, 4.90%, 1/15/2032 (a)	3,755,000	3,749,282
Series 2026-2A, Class D, 5.38%, 1/15/2032 (a)	4,145,000	4,153,228
Series 2025-1A, Class E, 7.19%, 3/15/2032 (a)	1,200,000	1,231,626
GLS Auto Select Receivables Trust
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	1,000,000	1,009,646
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	300,000	305,125
Series 2024-1A, Class D, 6.43%, 1/15/2031 (a)	705,000	723,931
GoodLeap Home Improvement Solutions Trust
Series 2025-1A, Class A, 5.38%, 2/20/2049 (a)	5,444,000	5,442,579
Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	8,604,434	8,514,775
Grit Parent, Inc. 10.00%, 3/27/2030 ‡	25,000,000	24,750,000
GS Mortgage-Backed Securities Trust
Series 2026-CES1, Class A1, 4.90%, 5/25/2056 (a) (g)	10,024,502	9,939,448
Series 2026-CES2, Class A1A, 5.23%, 6/25/2056 (a) (g)	19,516,838	19,435,529
Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (f)	12,642,365	12,709,641
HERO Funding (Cayman Islands) Series 2018-2A, Class A2, 4.02%, 9/20/2049 ‡	3,847,558	3,623,085
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,408,126
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	78,739	78,755
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	160,986	164,953
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	66,073	66,421
Series 2024-1B, Class D, 8.85%, 9/15/2039 (a)	1,439,040	1,478,988

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2026-1A, Class D, 7.21%, 2/25/2043 (a)	4,688,987	4,685,552
Series 2025-3EXT, Class D, 7.38%, 10/25/2044 (a)	4,141,288	4,154,566
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	218,985	217,182
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	857,491	844,863
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	970,812	968,570
Series 2024-A, Class E, 8.00%, 3/15/2043 (a)	1,052,360	1,029,024
Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	1,873,668	1,910,517
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (a)	9,593,450	9,453,523
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	10,264,991	10,141,713
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	3,327,196	3,295,604
Series 2019-2, Class A, 2.70%, 10/19/2039 (a)	307,404	304,028
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	3,758,658	3,515,202
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	12,894,577	12,887,511
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	6,000,000	5,976,000
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	4,195,000	4,034,662
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (a)	5,580,000	5,329,055
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	12,837,500	12,837,500
JBHP 10.28%, 4/14/2041 ‡	7,000,000	7,000,000
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,215,215
Jonah Energy ABS LLC
Series 2024-1A, Class B, 11.24%, 8/10/2039 ‡ (a)	3,831,288	3,830,521
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	8,000,000	8,023,200
Series 2025-1A, Class A2, 7.36%, 12/10/2040 (a)	7,333,561	7,309,360
Series 2025-1A, Class B, 11.25%, 12/10/2040 (a)	4,219,625	4,212,874
Lending Funding Trust
Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	1,605,810	1,591,410
Series 2020-2A, Class D, 6.77%, 4/21/2031 (a)	4,000,000	4,001,640
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	309,687	125,004
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	816,189	801,403
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,370,000	4,189,160
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,545,000	1,458,952
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	8,300,000	7,777,838
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	7,303,000	7,437,483
Series 2025-1A, Class E, 8.91%, 9/20/2034 (a)	4,745,000	4,904,064
Series 2026-1A, Class D, 5.90%, 11/20/2035 (a)	4,000,000	3,976,731
Liberty 7.25%, 5/14/2031 ‡	40,000,000	40,033,214
Mariner Finance issuance Trust Series 2024-BA, Class E, 8.80%, 11/20/2038 (a)	6,480,000	6,708,919
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 3/20/2036 (a)	1,300,000	1,262,538
Series 2021-AA, Class C, 2.96%, 3/20/2036 (a)	370,000	357,630
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	651,000	629,976
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	6,040,000	5,821,615
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	7,815,000	7,330,239
Series 2025-BA, Class E, 7.51%, 11/22/2038 (a)	3,155,000	3,132,047
Series 2026-AA, Class D, 6.16%, 5/20/2039 (a)	3,425,000	3,443,396

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	685,536	689,188
Mercury Financial Credit Card Master Trust
Series 2025-1A, Class C, 8.29%, 12/22/2031 (a)	7,500,000	7,453,282
Series 2026-1A, Class C, 8.45%, 2/20/2032 (a)	12,000,000	11,884,579
Series 2026-1A, Class D, 11.85%, 2/20/2032 (a)	12,000,000	11,889,919
Series 2026-2A, Class E, 8.47%, 6/21/2032 (a)	9,789,000	9,828,929
Midcon Energy Asset Issuer LLC
5.31%, 2/27/2051 ‡ (f)	10,000,000	10,000,000
6.53%, 2/27/2051 ‡	4,908,515	4,908,515
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	5,825,000	5,823,199
Mpire Frn
Series 2026, 8.29%, 9/13/2030 ‡ (a)	6,993,938	7,013,731
Series 2026, 11.16%, 9/19/2030 ‡ (a)	2,797,574	2,805,491
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	37,849	37,774
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	378,491	379,178
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	955,742	974,368
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	274,277	280,858
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	665,945	677,627
NALP Business Loan Trust
Series 2026-1, Class A, 5.72%, 6/26/2051 (a)	8,352,082	8,272,394
Series 2026-1, Class B, 7.18%, 6/26/2051 (a)	1,885,812	1,888,911
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	333,563
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	412,328
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (a)	5,650,000	5,562,647
Nexgen, Inc.0.00, 11/16/2033‡ (f)	12,342,446	12,327,018
Nexus Nova 6.50%, 11/8/2028 ‡	11,000,000	11,000,330
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	759,791	752,268
Octane Receivables Trust
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	696,020	697,611
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	2,032,376
Series 2024-1A, Class D, 6.43%, 10/21/2030 (a)	3,000,000	3,068,844
OneMain Direct Auto Receivables Trust Series 2026-1A, Class D, 5.30%, 10/14/2036 (a)	12,000,000	11,862,644
Oneslt 8.00%, 12/15/2030 ‡	5,393,706	5,393,706
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	1,069,700	1,070,125
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	43,174	42,568
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	562,882	558,361
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	763,433	753,538
Series 2024-2, Class D, 10.47%, 2/9/2032 (a)	7,500,000	7,631,584
Series 2026-A, Class C, 5.45%, 1/9/2034 (a)	8,108,000	8,086,171
Pagaya AI Technology in Housing Trust Series 2023-1, Class E2, 3.60%, 10/25/2040 (a)	8,159,000	7,495,922
PFP Ltd. (Cayman Islands) Series 2026-14, Class AS, 5.30%, 12/18/2043 (a) (f) (h)	5,000,000	5,000,000
Piper ABS Issuer I LLC Series 2025-1A, Class B, 9.81%, 1/15/2046 ‡	7,551,213	7,551,213
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	195,434	195,750
Series 2023-2A, Class A3, 5.79%, 1/22/2029 (a)	123,905	124,585
PRET Trust Series 2026-RN1, Class A1, 5.92%, 6/25/2066 (a) (g) (h)	25,000,000	24,999,967

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	641,008
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	945,757
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	268,808
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,621,862
Series 2021-SFR8, Class F, 3.18%, 10/17/2038 (a)	3,880,000	3,845,008
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,080,179
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	4,160,000	4,146,365
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	664,270
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	744,905
Series 2023-SFR2, Class E1, 4.75%, 10/17/2040 (a)	3,769,000	3,673,444
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	10,450,000	10,069,843
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	5,750,000	5,495,611
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,750,000	10,372,050
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (f)	3,434,000	3,234,503
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (f)	4,136,000	3,880,126
Series 2024-SFR5, Class E1, 3.38%, 8/17/2041 (a) (f)	9,905,000	9,117,306
Series 2025-SFR2, Class E1, 3.72%, 4/17/2042 (a) (f)	4,869,514	4,516,067
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (a)	963,000	894,068
Series 2026-SFR1, Class B, 4.00%, 2/17/2043 (a)	8,000,000	7,547,178
Series 2026-SFR1, Class D, 4.00%, 2/17/2043 (a)	5,925,000	5,490,058
Series 2026-SFR2, Class D, 4.32%, 5/17/2043 (a)	10,250,000	9,622,869
Prometheus 0.00%, 9/12/2029 ‡	14,200,000	14,058,000
Purchasing Power Funding LLC Series 2026-A, Class C, 5.25%, 8/15/2030 (a)	6,998,000	6,931,380
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	5,925,608	5,902,498
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	9,838,153	9,838,153
RCKT Mortgage Trust
Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (g)	16,259,610	16,088,308
Series 2026-CES4, Class A1A, 5.12%, 4/25/2056 (a) (g)	13,362,491	13,323,485
Reach ABS Trust
Series 2025-2A, Class C, 5.69%, 8/18/2032 (a)	10,563,000	10,580,991
Series 2025-2A, Class D, 7.31%, 8/18/2032 (a)	1,000,000	1,026,603
Series 2026-1A, Class D, 5.16%, 2/15/2033 (a)	10,910,000	10,753,714
Series 2026-2A, Class D, 5.67%, 2/15/2035 (a)	8,945,000	8,959,791
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.25%, 12/27/2044 (a) (f)	6,888	6,889
Regional Management Issuance Trust Series 2022-1, Class B, 3.71%, 3/15/2032 (a)	610,982	610,090
Renew
Series 2023-1A, Class A, 5.90%, 11/20/2058 (a)	2,453,176	2,469,354
Series 2024-2A, Class B, 8.22%, 11/20/2060 (a)	1,410,065	1,407,688
Research-Driven Pagaya Motor Asset Trust Series 2026-3A, Class A4, 5.88%, 3/26/2035 (a)	8,830,000	8,866,663
Research-Driven Pagaya Motor Trust Series 2025-5A, Class A3, 4.84%, 6/26/2034 (a)	16,000,000	15,948,328
Revolution III Abs LLC
6.18%, 3/28/2046 ‡	5,183,381	5,183,381
9.76%, 3/28/2046 ‡	4,813,219	4,813,219
RKTL Series 2026-1A, Class C, 4.64%, 2/26/2035 (a)	5,200,000	5,134,307
Santander Bank Auto Credit-Linked Notes Series 2024-B, Class F, 8.88%, 1/18/2033 (a)	3,202,582	3,261,361
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	3,046,165	3,054,914

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-2, Class C, 5.47%, 12/16/2030	1,409,929	1,422,779
Series 2022-5, Class D, 5.67%, 12/16/2030	5,338,269	5,369,026
Series 2022-6, Class D, 5.69%, 2/18/2031	6,200,000	6,240,022
Series 2025-3, Class D, 5.11%, 9/15/2031	4,800,000	4,802,544
Series 2024-4, Class D, 5.32%, 12/15/2031	2,230,000	2,244,631
Series 2026-1, Class D, 4.75%, 4/15/2032	17,119,000	16,871,333
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A, 4.88%, 1/25/2056 (a) (g)	9,613,456	9,500,974
SCF Equipment Leasing LLC
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	4,000,000	4,066,046
Series 2024-1A, Class D, 6.58%, 6/21/2033 (a)	3,322,000	3,407,041
Series 2024-1A, Class E, 9.00%, 12/20/2034 (a)	4,300,000	4,539,836
Series 2025-2A, Class E, 6.21%, 6/20/2036 (a)	9,235,000	9,057,001
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	5,400,000	5,493,761
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	96,300	96,305
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	162,710	168,488
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	613,033	639,929
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	299,645	312,819
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	100,624	102,421
Series 2024-2A, Class D, 7.48%, 6/20/2041 (a)	1,021,414	1,027,664
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	822,102	822,144
Series 2026-1A, Class D, 7.10%, 12/22/2042 (a)	13,036,077	12,946,433
Series 2025-2A, Class D, 6.79%, 4/20/2044 (a)	2,427,299	2,417,565
Series 2025-3A, Class D, 6.54%, 8/22/2044 (a)	1,707,308	1,686,076
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	227,231	213,995
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (f)	15,000,000	14,981,250
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (f)	15,000,000	15,006,565
STAR Trust
Series 2025-SFR5, Class A, 5.08%, 2/17/2042 (a) (f)	6,482,445	6,470,333
Series 2025-SFR5, Class B, 5.38%, 2/17/2042 (a) (f)	4,000,000	3,992,527
Series 2025-SFR5, Class C, 5.58%, 2/17/2042 (a) (f)	1,000,000	998,234
Stream Innovations Issuer Trust
Series 2026-1A, Class B, 5.27%, 8/15/2046 (a)	5,738,000	5,669,753
Series 2026-1A, Class C, 6.05%, 8/15/2046 (a)	2,000,000	1,983,686
Series 2026-1A, Class D, 8.18%, 8/15/2046 (a)	2,350,000	2,339,303
Towd Point Mortgage Trust
Series 2026-FIX1, Class A1, 4.98%, 12/25/2065 (a) (g)	17,738,686	17,607,088
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (g)	13,293,124	13,198,063
Series 2026-CES2, Class A1A, 4.72%, 2/25/2066 (a) (g)	9,041,818	8,924,111
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	298,955
Tricon Residential Trust Series 2025-SFR1, Class C, 5.23%, 3/17/2042 (a) (f)	5,750,000	5,744,911
Truist Bank Auto Credit-Linked Notes Series 2025-1, Class B, 4.73%, 9/26/2033 (a)	4,283,466	4,277,701
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	212,500	212,500
Ucielo 2025-assic 8.01%, 8/9/2033 ‡	62,500	62,500
United Airlines Pass-Through Trust
Series 2014-2, Class A, 3.75%, 9/3/2026	460,452	459,436
Series 2018-1, Class A, 3.70%, 3/1/2030	9,314	8,911
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,815,588	1,859,171
United Auto Credit Securitization Trust Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	420,243

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	624,433	639,544
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (a)	7,000,000	6,991,250
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	2,599,041	2,612,743
Series 2025-3, Class D, 7.41%, 9/20/2035 (a)	4,000,000	4,069,737
UPSTART Securitization Trust Series 2026-1, Class B, 4.98%, 3/20/2036 (a)	8,927,000	8,896,092
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2026 ‡ (a)	607,695	188,771
Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	10
US Bank NA Series 2026-RVM1, Class B1, 4.96%, 12/25/2046 (a)	9,263,691	9,138,451
Veros Auto Receivables Trust Series 2026-1, Class C, 5.22%, 7/15/2031 (a)	4,930,000	4,922,830
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 ‡ (a)	5,390,000	5,268,140
VOLT CII LLC Series 2021-NP11, Class A1, 5.87%, 8/25/2051 (a) (g)	203,805	203,840
Westgate Resorts LLC
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	1,260,786	1,281,935
Series 2026-1A, Class D, 7.99%, 10/20/2039 (a)	8,178,462	8,178,291
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	183,735	183,996
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	1,738,732	1,746,583
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	917,036
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,159,177	1,172,414
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	3,500,000	3,590,595
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	7,000,000	7,032,502
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	5,809,000	5,800,277
Wolf Energy Asset Issuer LLC 5.70%, 7/25/2050 ‡	5,238,518	5,238,518
Total Asset-Backed Securities (Cost $1,735,598,540)		1,745,470,963
Commercial Mortgage-Backed Securities — 7.4%
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class D, 0.55%, 1/27/2050 ‡ (a) (f)	11,563,000	11,016,126
Series 2024-FRR3, Class C, 0.62%, 1/27/2050 ‡ (a) (f)	11,000,000	10,589,568
Series 2024-FRR2, Class D, 1.21%, 7/27/2050 ‡ (a) (f)	7,830,000	7,343,929
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 ‡ (a) (f)	4,000,000	3,596,156
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 ‡ (a) (f)	4,000,000	3,658,590
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	4,000,000	3,399,112
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	4,000,000	3,301,532
Series 2025-FRR5, Class C736, 1.26%, 9/27/2052 ‡ (a) (f)	4,000,000	3,963,737
Series 2025-FRR5, Class D736, 1.26%, 9/27/2052 ‡ (a) (f)	4,000,000	3,957,242
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (a)	5,000,000	3,695,729
Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (a)	7,128,000	4,835,381
Series 2024-FRR1, Class A, 2.06%, 4/27/2049 ‡ (a) (f)	3,000,000	2,411,512
BMD2 Re-Remic Trust Series 2019-FRR1, Class 6B10, 2.34%, 5/25/2052 ‡ (a) (f)	11,219,000	9,782,050
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 4C, PO, 5/25/2052 ‡ (a)	14,786,000	12,523,625
Series 2019-FRR1, Class 4D1, PO, 5/25/2052 ‡ (a)	9,786,000	7,426,967
Series 2019-FRR1, Class 5C, PO, 5/25/2052 ‡ (a)	6,619,500	5,600,074
Series 2019-FRR1, Class 5D1, PO, 5/25/2052 ‡ (a)	2,500,000	1,948,968
Series 2019-FRR1, Class 6C, PO, 5/25/2052 ‡ (a)	2,500,000	1,995,015

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-FRR1, Class 5B13, 2.15%, 5/25/2052 ‡ (a) (f)	8,169,000	7,333,823
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class AGX1, 3.59%, 10/27/2037 (a) (f)	5,885,000	5,688,590
Series 2026-FRR7, Class DK77, 1.27%, 5/27/2051 ‡ (a) (f)	14,535,000	13,099,092
Series 2025-FRR6, Class C, 1.49%, 11/27/2051 ‡ (a) (f)	8,000,000	6,956,620
Series 2025-FRR6, Class B, 1.50%, 11/27/2051 ‡ (a) (f)	7,636,000	6,805,215
Series 2026-FRR7, Class DK97, 1.36%, 7/27/2052 ‡ (a) (f)	19,598,000	16,533,190
Series 2026-FRR8, Class D124, 1.23%, 12/27/2053 ‡ (a) (f)	5,000,000	3,937,861
Series 2026-FRR8, Class C124, 1.43%, 12/27/2053 ‡ (a) (f)	3,507,938	2,840,737
Series 2026-FRR8, Class D129, 1.34%, 4/27/2054 ‡ (a) (f)	7,452,000	5,791,073
Series 2026-FRR8, Class C129, 1.47%, 4/27/2054 ‡ (a) (f)	3,868,249	3,042,653
BX Commercial Mortgage Trust Series 2025-COPT, Class A, 5.38%, 8/15/2042 (a) (f)	6,105,000	6,116,447
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,971,116
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	7,150,000	5,706,851
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	2,432,829
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	306,336
CSMC OA LLC
Series 2014-USA, Class C, 4.34%, 9/15/2037 (a)	10,325,000	8,881,749
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	8,974,000	7,540,474
CSTL Commercial Mortgage Trust
Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (f)	9,500,000	9,334,256
Series 2026-GATE3, Class E, 6.34%, 2/10/2043 (a) (f)	4,124,000	4,045,442
DLIC Re-REMIC Trust
Series 2025-FRR1, Class AGX1, 3.59%, 10/27/2037 ‡ (a) (f)	6,195,000	6,018,620
Series 2025-FRR1, Class DK57, 0.86%, 8/27/2049 ‡ (a) (f)	8,410,000	8,242,173
FHLMC Series 2025-MN11, Class M2, 6.26%, 7/25/2045 (a) (f)	5,000,000	4,966,500
FHLMC MSCR Trust
Series 2023-MN7, Class M2, 9.31%, 9/25/2043 (a) (f)	1,240,000	1,324,358
Series 2024-MN8, Class M2, 7.86%, 5/25/2044 (a) (f)	4,761,000	4,968,149
Series 2024-MN9, Class M2, 6.86%, 10/25/2044 (a) (f)	4,000,000	4,056,030
Series 2025-MN10, Class M1, 5.66%, 2/25/2045 (a) (f)	6,325,793	6,272,591
Series 2025-MN10, Class M2, 6.46%, 2/25/2045 (a) (f)	6,700,000	6,722,994
Series 2025-MN12, Class M2, 6.36%, 11/25/2045 (a) (f)	5,000,000	4,978,788
Series 2026-MN13, Class M2, 6.56%, 3/25/2046 (a) (f)	16,000,000	16,036,475
Series 2021-MN1, Class M1, 5.61%, 1/25/2051 (a) (f)	299,604	299,234
Series 2021-MN1, Class M2, 7.36%, 1/25/2051 (a) (f)	26,991,000	27,945,844
Series 2021-MN1, Class B1, 11.36%, 1/25/2051 (a) (f)	10,680,000	11,709,019
Series 2021-MN3, Class M1, 5.91%, 11/25/2051 (a) (f)	155,236	155,314
Series 2021-MN3, Class M2, 7.61%, 11/25/2051 (a) (f)	13,462,000	13,906,383
FHLMC, Multi-Family Structured Credit Risk
Series 2022-MN4, Class M1, 7.86%, 5/25/2052 (a) (f)	861,543	874,978
Series 2022-MN4, Class M2, 10.11%, 5/25/2052 (a) (f)	750,000	822,074
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (f)	1,652,569	1,630,100
Series K088, Class A2, 3.69%, 1/25/2029	350,000	344,388
Series K753, Class A2, 4.40%, 10/25/2030	3,125,000	3,121,164
Series K128, Class X3, IO, 2.78%, 4/25/2031 (f)	550,000	61,186
Series KJ48, Class A2, 5.03%, 10/25/2031	2,000,000	2,025,995

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	3,111,231
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,120,132
Series K-151, Class A2, 3.80%, 10/25/2032 (f)	1,050,000	1,007,341
Series K-153, Class A2, 3.82%, 12/25/2032 (f)	1,000,000	959,671
Series KJ44, Class A2, 4.61%, 2/25/2033	5,000,000	4,986,553
Series K-160, Class A2, 4.50%, 8/25/2033 (f)	6,000,000	5,964,703
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (f)	4,432,089	141,877
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (f)	550,000	121,988
Series Q014, Class X, IO, 2.73%, 10/25/2055 (f)	1,705,951	237,045
FNMA ACES
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (f)	180,623	179,057
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (f)	300,000	261,923
Series 2023-M2, Class PT, 3.13%, 4/25/2031 (f)	3,892,979	3,698,996
Series 2026-M10, Class A1, 1.85%, 6/25/2031 (f)	4,977,333	4,594,654
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	2,700,000	2,363,490
Series 2026-M9, Class A1, 1.57%, 10/25/2031 (f)	7,038,649	6,338,138
Series 2022-M1, Class A1, 1.67%, 10/25/2031 (f)	327,028	307,248
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (f)	1,400,000	1,214,399
Series 2021-M15, Class A2, 1.83%, 11/25/2031 (f)	1,364,317	1,219,653
Series 2022-M2, Class A2, 2.40%, 11/25/2031	17,125,000	15,526,982
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (f)	2,500,000	2,195,365
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (f)	1,372,000	1,238,759
Series 2020-M53, Class A2, 1.68%, 11/25/2032 (f)	1,250,000	1,067,269
Series 2026-M9, Class A, 1.57%, 1/25/2033 (f)	7,074,623	6,257,159
Series 2026-M9, Class A2, 1.57%, 1/25/2033 (f)	33,056,309	27,854,370
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (f)	2,980,000	2,972,223
Series 2021-M3, Class X1, IO, 1.83%, 11/25/2033 (f)	357,402	19,831
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	39,213,331	5,858
Series 2026-M10, Class A2, 1.85%, 7/25/2035 (f)	28,414,000	24,062,657
Series 2026-M10, Class PS, 1.85%, 7/25/2035 (f)	5,821,000	5,072,861
Series 2021-M8, Class A2, 2.10%, 11/25/2035	18,419,494	16,421,191
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	10,000,000	5,020,237
FREMF Mortgage Trust
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	85,534,545	152,542
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (a) (f)	1,000,000	918,881
Series 2021-KHG3, Class CFX, 2.40%, 9/25/2028 (a) (f)	10,216,000	9,305,399
Series 2021-KHG3, Class CFL, 9.05%, 9/25/2028 (a) (f)	5,952,963	5,975,980
Series 2018-K82, Class D, PO, 10/25/2028 (a)	8,500,000	7,058,668
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	22,000,000	46,154
Series 2018-K84, Class D, PO, 11/25/2028 (a)	9,500,000	7,720,341
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	125,782,271	273,098
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	71,300,192	152,711
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	12,278,000	9,989,156
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	16,000,000	37,982
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	28,380,000	71,841
Series 2019-KC07, Class C, 3.58%, 10/25/2029 (a) (f)	5,000,000	4,255,212
Series 2020-KL06, Class C, 3.41%, 12/25/2029 (a) (f)	3,350,000	2,893,164
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (f)	9,000,000	7,441,881
Series 2023-K752, Class D, PO, 8/25/2030 (a)	5,300,000	3,743,730

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	18,100,000	60,649
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	5,500,000	3,896,201
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	50,047,356	161,423
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	5,500,000	19,165
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	3,200,000	2,418,757
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	34,867,302	86,893
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	4,200,000	11,116
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	90,753,977	388,799
Series 2018-K155, Class C, PO, 5/25/2033 (a)	8,000,000	4,556,558
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	10,500,000	55,701
Series 2018-K157, Class C, PO, 9/25/2033 (a)	10,448,587	5,794,237
Series 2018-K159, Class C, PO, 11/25/2033 (a)	11,533,464	6,628,035
Series 2018-K159, Class X2B, IO, 0.10%, 11/25/2033 (a)	7,657,071	42,715
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	10,000,000	5,379,558
Series 19K-1511, Class C, PO, 4/25/2034 (a)	12,000,000	6,345,091
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	12,000,000	6,254,641
Series 21K-1519, Class C, PO, 12/25/2035 (a)	12,601,391	6,167,268
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	12,601,391	84,913
Series 2016-K57, Class B, 3.86%, 8/25/2049 (a) (f)	1,000,000	996,395
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,282,198	7,453,778
Series 2017-K69, Class D, PO, 10/25/2049 (a)	14,343,050	12,719,632
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	23,685,560	28,015
Series 2018-K80, Class B, 4.23%, 8/25/2050 (a) (f)	1,000,000	975,976
Series 2018-K81, Class D, PO, 9/25/2051 (a)	9,500,000	7,763,751
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,800,000	5,534,623
Series 2019-K88, Class C, 4.39%, 2/25/2052 (a) (f)	1,975,000	1,917,523
Series 2019-K92, Class D, PO, 5/25/2052 (a)	12,000,000	9,474,265
Series 2020-K116, Class D, PO, 9/25/2052 (a)	12,000,000	8,206,015
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	124,319,253	375,593
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	31,000,000	102,154
Series 2020-K740, Class D, PO, 11/25/2052 (a)	13,300,000	11,910,334
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	137,547,999	131,675
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	32,600,000	36,316
Series 2019-K100, Class C, 3.50%, 11/25/2052 (a) (f)	5,250,000	4,951,489
Series 2020-K105, Class D, PO, 3/25/2053 (a)	9,500,000	6,705,868
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	98,587,205	271,184
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	23,000,000	70,941
Series 2020-K109, Class D, PO, 5/25/2053 (a)	11,000,000	7,596,612
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,500,000	6,741,330
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (a)	119,369,757	358,718
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (a)	30,000,000	96,123
Series 2020-K115, Class D, PO, 9/25/2053 (a)	12,000,000	8,884,033
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	127,722,746	411,254
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	29,200,000	99,099
Series 2020-K118, Class D, PO, 10/25/2053 (a)	13,900,000	9,953,076
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	150,091,645	497,254
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	31,043,000	108,148
Series 2020-K739, Class D, PO, 11/25/2053 (a)	13,500,000	11,685,204
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	129,119,979	97,718

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	34,000,000	33,425
Series 2020-K122, Class D, PO, 1/25/2054 (a)	11,000,000	7,414,565
Series 2021-K126, Class D, PO, 1/25/2054 (a)	13,000,000	8,908,414
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	27,000,000	95,712
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	130,571,222	462,079
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	33,500,000	127,648
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	87,367,477	272,735
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000,000	3,508,793
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.93%, 11/27/2050 (a) (f)	7,500,000	7,014,246
Series 2021-FRR1, Class 1B, PO, 11/29/2050 ‡ (a)	10,000,000	9,356,041
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (a)	13,207,000	12,066,957
Series 2021-FRR1, Class 2C, PO, 11/29/2050 ‡ (a)	2,200,000	1,989,887
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (a)	4,000,000	3,349,613
GAM Re-REMIC TRUST
Series 2021-FRR2, Class CK78, PO, 9/27/2051 ‡ (a)	5,000,000	4,044,251
Series 2021-FRR2, Class BK78, 2.34%, 9/27/2051 (a) (f)	5,734,000	5,136,303
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,851,161
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	670,000	453,590
MTN Commercial Mortgage Trust Series 2026-LPFX, Class E, 6.56%, 5/15/2043 (a) (f)	12,000,000	12,038,897
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 6.98%, 10/25/2049 (a) (f)	15,491,075	15,642,022
Series 2019-01, Class B10, 9.23%, 10/25/2049 (a) (f)	6,560,000	6,649,476
Series 2020-01, Class M10, 7.48%, 3/25/2050 (a) (f)	15,614,815	15,845,794
Series 2023-01, Class M10, 10.11%, 11/25/2053 (a) (f)	23,685,000	27,055,207
Series 2024-01, Class M10, 7.46%, 7/25/2054 (a) (f)	2,737,000	2,823,412
RFM Re-REMIC Trust
Series 2022-FRR1, Class CK60, PO, 11/8/2049 ‡ (a)	6,350,000	6,126,070
Series 2022-FRR1, Class CK64, PO, 3/1/2050 ‡ (a)	13,190,000	12,429,817
Series 2022-FRR1, Class BK64, 1.64%, 3/1/2050 ‡ (a) (f)	10,328,481	9,928,889
Series 2022-FRR1, Class AB64, 2.16%, 3/1/2050 ‡ (a) (f)	3,670,000	3,545,485
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (g)	4,421,820	4,392,056
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (g)	7,764,910	7,705,803
RWC Commercial Mortgage Trust Series 2025-1, Class D, 6.76%, 6/27/2040 (a)	5,568,000	5,449,576
SMRT Series 2022-MINI, Class F, 6.98%, 1/15/2039 (a) (f)	7,400,000	7,252,000
Total Commercial Mortgage-Backed Securities (Cost $915,903,542)		929,947,365
Collateralized Mortgage Obligations — 5.2%
ABL
Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (g)	9,525,000	9,547,808
Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (g)	13,045,000	13,143,859
Series 2025-RTL1, Class A2, 8.02%, 6/25/2030 (a) (g)	2,000,000	2,013,218
Al, 5.59%, 10/25/2029 ‡	20,000,000	20,000,000
Anchor Mortgage Trust, 10.14%, 3/25/2031 ‡ (f)	5,000,000	5,052,036
Brean Asset-Backed Securities Trust
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	4,837,129	4,822,167
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	8,764,657	8,446,732

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Center Street Lending Resi-Investor ABS Mortgage Trust
Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (g)	1,835,000	1,850,987
Series 2026-RTL1, Class A2, 6.41%, 12/25/2030 (a) (g)	3,000,000	2,990,580
CFMT LLC Series 2024-HB14, Class A, 3.00%, 6/25/2034 ‡ (a) (f)	8,100,498	8,015,695
Connecticut Avenue Securities Series 2025-R01, Class 1A1, 4.56%, 1/25/2045 (a) (f)	4,817,904	4,822,716
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 6.31%, 7/25/2043 (a) (f)	1,500,000	1,537,500
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	275,813	258,774
Series 2018-1, Class M60C, 3.50%, 5/25/2057	106,880	99,494
Series 2018-3, Class MA, 3.50%, 8/25/2057 (f)	5,930,851	5,762,966
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (f)	192,785	179,912
Series 2018-2, Class MT, 3.50%, 11/25/2057	486,732	438,223
Series 2018-2, Class M55D, 4.00%, 11/25/2057	220,937	208,607
Series 2019-1, Class MA, 3.50%, 7/25/2058	2,408,161	2,308,964
Series 2019-2, Class MA, 3.50%, 8/26/2058	1,038,693	990,478
Series 2019-3, Class MT, 3.50%, 10/25/2058	3,732,507	3,366,447
Series 2020-1, Class MA, 2.50%, 8/25/2059	2,973,353	2,761,859
Series 2020-3, Class MTU, 2.50%, 5/25/2060	13,235,551	10,958,912
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	355,944	314,203
Series 2020-3, Class TTW, 3.00%, 5/25/2060	263,271	245,311
Series 2021-1, Class BXS, 11.62%, 9/25/2060 (a) (f)	147,461	111,687
Series 2022-1, Class MAU, 3.25%, 11/25/2061	7,753,659	7,164,234
Series 2022-1, Class MTU, 3.25%, 11/25/2061	14,413,935	12,460,988
Series 2023-1, Class MT, 3.00%, 10/25/2062	2,606,988	2,182,948
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,596,903	5,779,054
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	3,025,976	2,801,543
Series 2708, Class ZD, 5.50%, 11/15/2033	46,610	48,007
Series 4302, Class PA, 4.00%, 12/15/2043	37,263	36,603
Series 4281, Class BC, 4.50%, 12/15/2043 (f)	61,432	60,600
Series 5141, Class AH, 2.25%, 11/25/2047	956,385	854,265
Series 5200, Class MA, 2.50%, 8/25/2048	2,368,442	2,163,888
Series 4913, Class UA, 3.00%, 3/15/2049	4,853,110	4,320,230
Series 4916, Class P, 3.00%, 9/25/2049	4,172,116	3,747,362
Series 5028, Class JG, 1.50%, 8/25/2050	2,313,325	1,843,933
Series 5155, Class JD, 1.25%, 10/25/2051	1,161,302	909,408
Series 5347, PO, 10/25/2053	3,467,548	2,763,640
Series 5650, Class BS, IF, 4.68%, 4/25/2056 (f)	19,672,191	17,447,463
Series 5674, Class AO, PO, 7/25/2056	18,000,000	14,208,750
Series 4862, Class NO, PO, 8/15/2057	4,543,332	2,800,481
FHLMC, STRIPS Series 406, PO, 10/25/2053	2,061,286	1,758,394
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,085,854	1,071,168
FNMA, REMIC
Series 2003-7, Class FA, 4.48%, 2/25/2033 (f)	39,176	39,353
Series 2013-108, Class GU, 3.00%, 10/25/2033	227,796	218,201
Series 2005-110, Class TY, 5.50%, 12/25/2035	25,023	25,830
Series 2007-89, Class F, 4.31%, 9/25/2037 (f)	44,126	44,063
Series 2011-112, Class PB, 4.00%, 11/25/2041	82,063	79,233
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	938,235

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-86, Class MA, 2.50%, 11/25/2047	18,231,238	16,531,985
Series 2019-25, Class PB, 2.00%, 5/25/2048	5,081,516	4,540,388
Series 2021-91, Class GB, 1.75%, 7/25/2049	21,335,560	17,895,745
Series 2021-14, Class CB, 1.00%, 11/25/2049	2,981,568	2,325,292
Series 2021-95, Class GA, 1.88%, 3/25/2051	17,524,233	14,444,794
Series 2025-18, Class MA, 0.50%, 9/25/2054	15,886,849	13,454,620
Series 2026-41, Class AO, PO, 6/25/2056	14,999,989	11,582,804
Series 2026-40, Class DT, 0.25%, 6/25/2056	16,000,000	12,876,853
GNMA
Series 2012-13, Class FQ, 4.04%, 1/20/2038 (f)	1,545,138	1,544,644
Series 2010-14, Class FH, 4.24%, 2/16/2040 (f)	1,649,979	1,643,677
Series 2010-61, Class FK, 4.24%, 5/16/2040 (f)	1,079,636	1,075,604
Series 2012-61, Class FM, 4.14%, 5/16/2042 (f)	269,282	267,174
Series 2025-6, Class GA, 3.50%, 1/20/2048	18,882,948	18,008,222
Series 2024-51, Class GC, 3.50%, 7/20/2048	18,478,284	17,902,153
Series 2020-165, Class UD, 1.50%, 11/20/2050	610,582	473,387
Series 2021-44, Class QM, 1.75%, 3/20/2051	5,847,406	4,630,682
Series 2024-197, Class BN, 3.00%, 5/20/2051	33,316,621	30,751,845
Series 2021-119, Class JG, 1.50%, 6/20/2051	5,492,127	4,690,019
Series 2022-87, Class JT, IF, 5.77%, 5/20/2052 (f)	7,765,888	7,373,741
Series 2023-128, Class SL, IF, 7.54%, 8/20/2053 (f)	9,343,690	9,253,237
Series 2023-146, Class GO, PO, 10/20/2053	9,839,376	7,655,126
Series 2025-105, Class SM, IF, 5.49%, 6/20/2055 (f)	7,208,271	6,655,097
Series 2010-H24, Class FA, 4.13%, 10/20/2060 (f)	9,850	9,812
Series 2014-H03, Class FA, 4.38%, 1/20/2064 (f)	5,026	5,028
Series 2015-H02, Class FA, 4.43%, 1/20/2065 (f)	910,863	912,912
Series 2015-H05, Class FC, 4.26%, 2/20/2065 (f)	38,969	38,924
Series 2021-H14, Class CF, 5.03%, 9/20/2071 (f)	2,949,231	3,025,147
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (f)	1,749,115	1,648,295
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (g)	6,609,788	6,452,679
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (g)	6,584,303	6,384,888
Series 2026-HE1, Class A1, 5.21%, 3/25/2066 (a) (f)	11,561,688	11,631,176
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.11%, 10/25/2034 (a) (f)	427,674	438,042
ICAP Trust Series 2025-RTL1, Class A1, 6.47%, 7/25/2030 (a) (g)	9,000,000	9,094,014
LHOME Mortgage Trust
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (g)	5,400,000	5,423,573
Series 2026-RTL1, Class A1, 4.91%, 1/25/2041 (a) (g)	11,415,000	11,337,709
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.78%, 7/16/2030 (a) (f)	7,000,000	7,012,706
MFA Trust
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (g)	1,927,377	1,930,357
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (f)	5,741,961	5,466,887
MOO Securitization Trust
Series 2025-RM1, Class A1A, 4.50%, 12/25/2065 ‡ (a) (f)	6,900,000	6,652,336
Series 2025-RM1, Class A1B, 4.50%, 12/25/2065 ‡ (a) (f)	8,270,000	7,817,428
Series 2026-RM2, Class A1, 4.75%, 6/25/2066 (a) (f)	11,555,000	11,113,086
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	3,630,922	3,635,137
Series 2024-RTL1, Class M1, 9.30%, 3/25/2039 (a) (f)	3,250,000	3,253,974

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (g)	5,400,000	5,424,153
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (g)	19,674,250	19,686,216
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (g)	2,444,909	2,444,767
PRET LLC Series 2026-NPL1, Class A1, 5.18%, 1/25/2056 (a) (g)	9,520,031	9,448,594
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.36%, 9/25/2032 (a) (f)	235,051	242,933
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 9/25/2029 (a) (g)	5,789,000	5,831,952
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (g)	6,000,000	6,012,034
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	26,545,827	22,733,146
Series 2025-2, Class MTU, 3.25%, 6/25/2065	10,432,645	8,809,432
Series 2025-2, Class TTW, 4.25%, 6/25/2065	13,249,977	12,697,463
Seasoned Loans Structured Transaction Trust
Series 2024-2, Class VF, 4.86%, 10/25/2034 (a) (f)	7,631,447	7,767,735
Series 2025-1, Class A1, 3.00%, 5/25/2035	13,681,852	12,645,852
Series 2025-2, Class A1, 3.00%, 10/25/2035	8,485,490	7,866,326
Toorak Mortgage Trust Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (a) (g)	1,092,154	1,093,174
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	629,071
TVC Mortgage Trust
Series 2026-RRTL1, Class A1, 4.96%, 2/25/2041 (a) (g)	15,716,000	15,565,293
Series 2026-RRTL1, Class A2, 5.32%, 2/25/2041 (a) (g)	3,400,000	3,368,927
Total Collateralized Mortgage Obligations (Cost $645,889,752)		647,145,276
Foreign Government Securities — 1.3%
Arab Republic of Egypt
7.60%, 3/1/2029 (i)	1,500,000	1,549,500
8.63%, 2/4/2030 (a)	382,000	408,253
5.88%, 2/16/2031 (i)	1,600,000	1,556,624
7.63%, 5/29/2032 (i)	3,100,000	3,178,523
9.45%, 2/4/2033 (a)	2,058,000	2,280,923
7.30%, 9/30/2033 (i)	800,000	797,360
7.63%, 5/20/2034 (a)	4,184,000	4,204,962
8.50%, 1/31/2047 (i)	850,000	808,027
8.88%, 5/29/2050 (i)	1,500,000	1,468,950
Argentine Republic
4.12%, 7/9/2035 (g)	11,785,000	9,080,342
3.50%, 7/9/2041 (g)	4,500,000	3,230,505
Benin Government Bond
7.96%, 2/13/2038 (a)	1,225,000	1,292,216
8.38%, 1/23/2041 (a)	400,000	425,500
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	2,025,000	2,263,444
Dominican Republic Government Bond
5.50%, 2/22/2029 (i)	400,000	402,004
6.00%, 2/22/2033 (a)	900,000	905,400
6.60%, 6/1/2036 (i)	1,000,000	1,034,550
6.95%, 3/15/2037 (a)	1,000,000	1,050,700
6.40%, 6/5/2049 (i)	1,500,000	1,445,531
5.88%, 1/30/2060 (a)	1,300,000	1,138,637
Federal Republic of Nigeria
6.50%, 11/28/2027 (i)	1,100,000	1,111,869

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
6.13%, 9/28/2028 (a)	1,500,000	1,513,605
9.13%, 1/13/2046 (a)	4,360,000	4,872,300
Federative Republic of Brazil
7.13%, 5/13/2054	2,215,000	2,217,414
7.25%, 1/12/2056	1,000,000	999,500
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (i)	1,000,000	1,006,250
5.75%, 11/12/2032 (a)	3,977,000	3,907,402
7.38%, 10/10/2047 (i)	1,900,000	1,861,107
Islamic Republic of Pakistan
7.38%, 4/8/2031 (a)	4,100,000	4,027,635
8.88%, 4/8/2051 (a)	4,800,000	4,638,000
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,800,000	1,931,652
Plurinational State of Bolivia 9.45%, 5/14/2031 (a)	2,375,000	2,315,625
Republic of Angola
8.00%, 11/26/2029 (i)	378,000	384,379
9.88%, 10/15/2035 (a)	3,200,000	3,413,600
9.88%, 3/31/2037 (a)	1,800,000	1,886,625
Republic of Colombia
6.13%, 1/21/2031	1,014,000	1,009,691
7.75%, 11/7/2036	3,211,000	3,361,917
Republic of Congo
8.75%, 4/16/2032 (a)	3,080,000	3,113,726
9.50%, 5/26/2036 (i)	2,643,000	2,637,452
9.50%, 4/16/2037 (a)	2,650,000	2,702,629
Republic of Costa Rica 7.30%, 11/13/2054 (a)	800,000	893,260
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (i)	3,050,000	3,034,292
8.08%, 4/1/2036 (a)	2,100,000	2,285,062
8.25%, 1/30/2037 (a)	1,402,000	1,543,076
6.75%, 2/25/2041 (a)	3,990,000	3,812,944
Republic of Ecuador
8.75%, 1/29/2034 (a)	4,334,000	4,396,800
6.90%, 7/31/2035 (a) (g)	4,882,354	4,481,232
9.25%, 1/29/2039 (a)	7,626,000	7,839,299
5.00%, 7/31/2040 (a) (g)	2,073,332	1,732,352
Republic of El Salvador
9.25%, 4/17/2030 (i)	1,000,000	1,068,575
9.65%, 11/21/2054 (a)	2,908,000	3,265,393
Republic of Guatemala 6.25%, 8/15/2036 (a)	2,435,000	2,533,204
Republic of Honduras 8.63%, 11/27/2034 (a)	1,900,000	2,165,050
Republic of Kenya
7.88%, 10/9/2033 (a)	1,320,000	1,300,530
9.50%, 3/5/2036 (a)	2,773,000	2,893,958
8.80%, 10/9/2038 (a)	2,857,000	2,850,772
Republic of Montenegro 7.25%, 3/12/2031 (a)	600,000	633,000
Republic of Paraguay
5.60%, 3/13/2048 (i)	1,600,000	1,500,976
5.40%, 3/30/2050 (i)	4,100,000	3,731,820

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of South Africa
7.10%, 11/19/2036 (a)	2,330,000	2,487,275
7.30%, 4/20/2052	2,000,000	1,997,500
7.95%, 11/19/2054 (a)	1,795,000	1,911,675
7.25%, 12/11/2055 (a)	3,755,000	3,699,614
Republic of Srpska International Government Bond 6.38%, 5/8/2033 (a)	EUR1,070,000	1,239,567
Romania Government Bond
7.50%, 2/10/2037 (i)	1,000,000	1,079,560
6.00%, 9/24/2044 (a)	EUR3,354,000	3,769,275
Suriname Government International Bond
7.70%, 11/6/2030 (a)	2,065,000	2,131,823
8.50%, 11/6/2035 (a)	2,839,000	3,041,364
Total Foreign Government Securities (Cost $155,778,624)		160,753,577
Loan Assignments — 0.4% (c) (l)
Aerospace & Defense — 0.0% ^
VSE Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.47%, 5/5/2033	262,847	263,307
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 1/31/2031	1,952,955	1,950,202
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/4/2031	985,056	984,751
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030	1,337,388	1,337,455
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 3/28/2031	1,657,316	1,621,070
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 3/19/2029	684,254	684,815
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 2/10/2032	1,673,100	1,673,184
		6,301,275
Chemicals — 0.0% ^
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 12/20/2029	459,393	460,487
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 5.66%, 6/12/2031	618,985	621,950
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 2/18/2030	1,473,797	1,395,199
		2,477,636
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 1/26/2033	380,000	380,395
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 1/30/2031	469,488	468,216
Financial Services — 0.0% ^
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.69%, 4/16/2029	318,282	317,187
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 4/10/2031	1,890,138	1,887,435
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 3/14/2031	347,342	348,259
Independent Power and Renewable Electricity Producers — 0.0% ^
Talen Energy Supply LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 11/25/2032	374,062	370,651

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 7.91%, 9/19/2030	168,725	168,646
Asurion LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 3.75%), 7.41%, 2/23/2033	1,183,303	1,153,472
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030	1,066,063	1,068,216
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 9/27/2030	1,526,463	1,525,822
		3,916,156
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.20%, 2/3/2031	1,508,191	1,504,994
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 5/3/2028	627,472	606,589
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 12/31/2031	593,957	511,795
		2,623,378
Machinery — 0.0% ^
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 10/8/2031	569,261	571,754
Media — 0.0% ^
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.69%, 12/9/2030	1,178,313	1,167,601
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.73%, 8/23/2028	1,169,280	1,170,742
		2,338,343
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.37%, 11/22/2032	993,509	997,861
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.94%, 8/16/2030	1,008,691	1,009,579
		2,007,440
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.93%, 4/20/2028	1,176,385	1,170,927
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 8.44%, 8/27/2029	985,000	859,412
		2,030,339
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.48%, 5/17/2028	925,775	760,792
Knowlton Development Corp., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 8/15/2028	1,018,824	1,009,543
		1,770,335
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 9.87%, 10/8/2030	694,750	670,142
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 10/29/2032	99,727	99,633
		769,775
Professional Services — 0.0% ^
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/27/2031	3,069,094	3,070,137
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (m)	3,125,815	3,110,749
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 9.40%, 2/15/2029	1,724,310	1,722,154
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 11/25/2031	1,920,362	1,905,614
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 1/30/2032	2,626,971	2,527,147

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Software — continued
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031	2,481,281	2,369,276
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 2/10/2031	2,428,662	2,344,168
		10,868,359
Specialty Retail — 0.0% ^
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.95%, 1/31/2031	990,831	963,682
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 10/19/2029	980,013	972,506
		1,936,188
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 8/26/2031	1,793,423	1,794,553
Total Loan Assignments (Cost $52,526,869)		51,572,069
Municipal Bonds — 0.0% (n) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	45,000	45,193
Virginia — 0.0% ^
FHLMC Multifamily ML Certificates, Class B, Zero Coupon, 5/25/2033 (a)	8,000,000	4,776,094
Total Municipal Bonds (Cost $4,828,591)		4,821,287
	NO. OF RIGHTS
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—)	270	4,084
	SHARES
Common Stocks — 0.0% ^
Aerospace & Defense — 0.0% ^
Incora Intermediate LLC ‡ *	285	3,491
Broadline Retail — 0.0% ^
NMG Parent LLC, Escrow ‡ *	1	1
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	18	347
Total Common Stocks (Cost $4,564)		3,839
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	3,708

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 10.1%
Investment Companies — 10.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (o) (p) (Cost $1,274,739,258)	1,274,739,258	1,274,739,258
Total Investments — 104.8% (Cost $13,185,916,119)		13,178,469,382
Liabilities in Excess of Other Assets — (4.8)%		(607,483,801)
NET ASSETS — 100.0%		12,570,985,581

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2026.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2026.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(j)	Defaulted security.
(k)	The rate shown is the effective yield as of May 31, 2026.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2026. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	3,006	09/21/2026	USD	330,331,219	3,142,146
U.S. Treasury Long Bond	3,767	09/21/2026	USD	423,434,344	8,651,790
U.S. Treasury Ultra Bond	3,278	09/21/2026	USD	375,740,750	7,423,135
U.S. Treasury 2 Year Note	4,250	09/30/2026	USD	878,156,250	1,814,022
U.S. Treasury 5 Year Note	4,316	09/30/2026	USD	462,992,158	1,867,077
					22,898,170
Short Contracts
U.S. Treasury 10 Year Ultra Note	(905)	09/21/2026	USD	(101,543,828)	(15,607)
					22,882,563

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2026:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,048,183	USD	1,220,640	HSBC Bank, NA	6/30/2026	3,457
USD	1,226,260	EUR	1,048,183	HSBC Bank, NA	6/30/2026	2,163
Total unrealized appreciation						5,620
USD	4,164,453	EUR	3,578,961	BNP Paribas	6/30/2026	(15,158)
Total unrealized depreciation						(15,158)
Net unrealized depreciation						(9,538)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,362,324,013	$383,146,950	$1,745,470,963
Collateralized Mortgage Obligations	—	584,487,895	62,657,381	647,145,276
Commercial Mortgage-Backed Securities	—	692,164,629	237,782,736	929,947,365
Common Stocks
Aerospace & Defense	—	—	3,491	3,491
Broadline Retail	—	—	1	1
Health Care Equipment & Supplies	—	347	—	347
Total Common Stocks	—	347	3,492	3,839
Corporate Bonds
Aerospace & Defense	—	68,041,848	3,116	68,044,964
Automobile Components	—	24,572,693	—	24,572,693
Automobiles	—	16,464,325	—	16,464,325
Banks	—	791,850,537	—	791,850,537
Beverages	—	4,531,944	—	4,531,944
Biotechnology	—	88,627,555	—	88,627,555
Broadline Retail	—	24,631,164	—	24,631,164
Building Products	—	38,189,159	—	38,189,159
Capital Markets	—	345,131,530	—	345,131,530
Chemicals	—	51,036,633	—	51,036,633
Commercial Services & Supplies	—	23,141,520	35,403,884	58,545,404
Construction & Engineering	—	9,335,968	—	9,335,968
Construction Materials	—	1,808,537	—	1,808,537
Consumer Finance	—	138,428,113	—	138,428,113
Consumer Staples Distribution & Retail	—	10,349,697	—	10,349,697
Containers & Packaging	—	38,778,099	—	38,778,099
Distributors	—	7,613,909	—	7,613,909
Diversified	—	—	10,139,399	10,139,399
Diversified Consumer Services	—	7,298,080	—	7,298,080
Diversified REITs	—	1,240,510	—	1,240,510
Diversified Telecommunication Services	—	174,845,111	—	174,845,111
Electric Utilities	—	264,625,832	—	264,625,832
Electrical Equipment	—	22,884,755	—	22,884,755
Electronic Equipment, Instruments & Components	—	11,539,470	—	11,539,470
Energy Equipment & Services	—	28,817,872	—	28,817,872
Entertainment	—	11,509,540	—	11,509,540
Financial Services	—	95,455,991	81,274,436	176,730,427
Food Products	—	93,861,774	—	93,861,774
Gas Utilities	—	3,723,465	—	3,723,465
Ground Transportation	—	36,216,689	—	36,216,689
Health Care Equipment & Supplies	—	37,419,746	—	37,419,746
Health Care Providers & Services	—	98,402,230	11,662,230	110,064,460

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care REITs	$—	$2,512,308	$—	$2,512,308
Health Care Technology	—	8,982,954	—	8,982,954
Hotel & Resort REITs	—	9,194,245	—	9,194,245
Hotels, Restaurants & Leisure	—	81,525,074	—	81,525,074
Household Durables	—	12,797,559	—	12,797,559
Household Products	—	4,273,210	—	4,273,210
Independent Power and Renewable Electricity Producers	—	27,239,470	—	27,239,470
Industrial REITs	—	1,331,443	—	1,331,443
Insurance	—	27,847,010	—	27,847,010
Interactive Media & Services	—	52,303,705	—	52,303,705
IT Services	—	14,277,743	—	14,277,743
Life Sciences Tools & Services	—	2,027,466	—	2,027,466
Machinery	—	8,665,516	—	8,665,516
Marine Transportation	—	3,326,056	—	3,326,056
Media	—	99,489,417	—	99,489,417
Metals & Mining	—	62,979,293	—	62,979,293
Mortgage Real Estate Investment Trusts (REITs)	—	40,547,162	5,000,000	45,547,162
Multi-Utilities	—	65,690,636	—	65,690,636
Oil, Gas & Consumable Fuels	—	427,992,699	—	427,992,699
Passenger Airlines	—	13,196,617	—	13,196,617
Personal Care Products	—	5,279,004	—	5,279,004
Pharmaceuticals	—	30,425,447	—	30,425,447
Professional Services	—	920,247	—	920,247
Real Estate Management & Development	—	199,247	11,950,899	12,150,146
Residential REITs	—	4,599,834	—	4,599,834
Retail REITs	—	1,906,298	—	1,906,298
Semiconductors & Semiconductor Equipment	—	74,904,071	—	74,904,071
Software	—	76,117,696	—	76,117,696
Specialized REITs	—	36,945,149	—	36,945,149
Specialty Retail	—	24,621,667	—	24,621,667
Technology Hardware, Storage & Peripherals	—	4,635,762	—	4,635,762
Tobacco	—	79,278,986	—	79,278,986
Trading Companies & Distributors	—	24,955,778	—	24,955,778
Water Utilities	—	910,498	—	910,498
Wireless Telecommunication Services	—	29,592,102	—	29,592,102
Total Corporate Bonds	—	3,931,865,665	155,433,964	4,087,299,629
Foreign Government Securities	—	160,753,577	—	160,753,577
Loan Assignments	—	51,572,069	—	51,572,069
Mortgage-Backed Securities	—	2,529,085,680	—	2,529,085,680
Municipal Bonds	—	4,821,287	—	4,821,287
Preferred Stocks	—	—	3,708	3,708
Rights	—	—	4,084	4,084
U.S. Treasury Obligations	—	1,747,622,647	—	1,747,622,647

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$1,274,739,258	$—	$—	$1,274,739,258
Total Investments in Securities	$1,274,739,258	$11,064,697,809	$839,032,315	$13,178,469,382
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,620	$—	$5,620
Futures Contracts	22,898,170	—	—	22,898,170
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(15,158)	$—	$(15,158)
Futures Contracts	(15,607)	—	—	(15,607)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$22,882,563	$(9,538)	$—	$22,873,025
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$236,619,210	$108,858	$(1,960,982)	$76,562	$173,155,700	$(13,815,565)	$6,140,442	$(6,927,275)	$(10,250,000)	$383,146,950
Collateralized Mortgage Obligations	58,531,334	—	(576,137)	15,536	9,749,999	(837,100)	—	(14,476,251)	10,250,000	62,657,381
Commercial Mortgage-Backed Securities	235,677,661	—	(1,238,904)	202,762	17,209,249	(14,068,032)	—	—	—	237,782,736
Common Stocks	3,189	—	303	—	—	—	—	—	—	3,492
Corporate Bonds	83,869,564	(72)	79,313	(24,131)	76,462,793	(4,953,503)	—	—	—	155,433,964
Preferred Stocks	3,657	—	51	—	—	—	—	—	—	3,708
Rights	4,067	—	17	—	—	—	—	—	—	4,084
Total	$614,708,682	$108,786	$(3,696,339)	$270,729	$276,577,741	$(33,674,200)	$6,140,442	$(21,403,526)	$—	$839,032,315

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(3,646,043).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$21,284,595	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	5.05% - 5.57% (5.29%)

Collateralized Mortgage Obligations	21,284,595
	76,921,575	Discounted Cash Flow	Constant Default Rate	0.00% - 40.42% (0.11%)
			Constant Prepayment Rate	0.00% - 5.00% (0.02%)
			Yield (Discount Rate of Cash Flows)	6.24% - 22.05% (9.80%)

Asset-Backed Securities	76,921,575
	40,326,903	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.92% - 7.22% (6.66%)

Commercial Mortgage-Backed Securities	40,326,903
	7,354,995	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.18% (6.18%)
	3,116	Market Comparable Companies	EBITDA Multiple (b)	12.42x (12.42x)
	- (c)	Terms of Restructuring	Expected Recovery	0.00%% (0.00%)

Corporate Bonds	7,358,111
	3,491	Market Comparable Companies	EBITDA Multiple (b)	12.42x (12.42x)
	1	Terms of Restructuring	Expected Recovery	$0.00 ($0.00)

Common Stocks	3,492
Total	$145,894,676

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $ 693,137,639. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (a) (b)	$746,585,254	$1,594,181,021	$1,066,027,017	$—	$—	$1,274,739,258	1,274,739,258	$8,621,707	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.